UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2017

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 9.8%
Adidas AG	2,000	$200,602
Advance Auto Parts, Inc.	1,500	213,210
Carnival Corporation	4,500	277,965
Coach, Inc.	7,000	275,730
Darden Restaurants, Inc.	3,600	306,684
Garmin Ltd.	5,600	284,704
Las Vegas Sands Corp.	4,400	259,556
M.D.C. Holdings, Inc.	8,610	266,996
Modern Times Group MTG AB	6,500	212,030
Nissan Motor Co., Ltd.	14,200	270,510
Nordstrom, Inc.	3,900	188,253
Omnicom Group, Inc.	3,100	254,572
Penske Automotive Group, Inc.	4,200	200,382
The Gap, Inc.	8,700	227,940
Toyota Motor Corporation	2,000	216,280
Tupperware Brands Corporation	3,200	229,792
Whirpool Corporation	1,300	241,384

		4,126,590

Consumer Staples - 9.9%
Anheuser-Busch InBev NV	2,400	271,776
British American Tobacco PLC	3,600	244,944
Bunge Ltd.	3,500	276,605
Coca-Cola European Partners PLC	5,600	216,272
ConAgra Brands, Inc.	3,700	143,486
Diageo Plc ADR	2,800	328,804
Imperial Brands PLC	4,500	223,749
Kraft Heinz Company	2,000	180,780
Mondelez International, Inc.	5,000	225,150
Nestle SA	4,000	307,996
Orkla ASA	28,500	258,495
PepsiCo, Inc.	2,200	249,216
Procter & Gamble Company	2,700	235,791
Reckitt Benckiser Group PLC	9,000	168,786
Sysco Corporation	4,000	211,480
Unilever PLC	7,300	374,782
Wal-Mart Stores, Inc.	3,000	225,540

		4,143,652

Energy - 4.9%
BP plc	5,750	197,340
Chevron Corporation	2,550	272,085
Enbridge, Inc.	5,904	244,721
Euronav NV	25,000	197,500
Helmerich & Payne, Inc.	3,000	181,920
Phillips 66	2,900	230,724
Schlumberger Ltd.	2,800	203,252
TransCanada Corp.	6,500	301,860
Valero Energy Corporation	3,700	239,057

		2,068,459

Financials - 22.6%
Allianz SE	19,000	361,171
Ameriprise Financial, Inc.	2,100	268,485
Arthur J. Gallagher & Co.	4,100	228,821
Aviva plc ADR	26,500	364,375
AXA SA	13,200	351,278
BB&T Corporation	4,700	202,946
BlackRock, Inc.	500	192,285
Blue Capital Reinsurance Holdings Ltd.	11,891	224,740
Charles Schwab Corporation	5,000	194,250
CME Group, Inc.	2,600	302,094
Columbia Banking System, Inc.	6,200	244,962
Cullen/Frost Bankers, Inc.	3,000	283,170
Discover Financial Services	3,800	237,842
Eaton Vance Corp.	5,650	242,555
Federal Agricultural Mortgage Corporation	5,000	285,250
Glacier Bancorp, Inc.	7,000	236,460
Horace Mann Educators Corporation	5,800	224,170
ING Groep N.V.	23,000	374,440
Invesco Ltd.	7,800	256,932
JPMorgan Chase & Co.	3,500	304,500
Legg Mason, Inc.	6,000	224,280
M & T Bank Corp.	2,000	310,820
MetLife, Inc.	3,300	170,973
Mitsubishi UFJ Financial Group, Inc.	42,200	267,548
Muenchener Rueckversicherungs-Gesellschaft AG	14,000	269,220
PNC Financial Services Group, Inc.	2,500	299,375
Principal Financial Group, Inc.	4,500	293,085
Provident Financial Services, Inc.	10,000	256,900
Prudential Financial, Inc.	1,800	192,654
Safety Insurance Group, Inc.	3,100	224,440
Sumitomo Mitsui Financial Group, Inc.	33,000	245,190
SunTrust Banks, Inc.	5,000	284,050
Trustmark Corporation	7,400	245,828
U.S. Bancorp	5,000	256,400
Wells Fargo & Company	5,000	269,200
Westpac Banking Corporation	11,800	310,930

		9,501,619

Health Care - 5.6%
Astrazeneca PLC	10,000	302,500
Becton, Dickinson and Company	950	177,622
Eli Lilly & Co.	2,700	221,562
Johnson & Johnson	2,000	246,940
Merck & Co., Inc.	4,500	280,485
Novartis AG	3,800	292,714
Pfizer, Inc.	5,900	200,128
Sanofi ADR	5,500	260,150
Teva Pharmaceutical Industries Ltd.	4,800	151,584
UnitedHealth Group, Inc.	1,100	192,368

		2,326,053

Industrials - 14.7%
Atlantia S.p.A.	24,000	304,320
Boeing Company	2,000	369,660
CSX Corporation	6,900	350,796
Cummins, Inc.	1,700	256,598
Dover Corporation	3,050	240,584
Experian PLC	14,100	304,419

FedEx Corporation	1,100	208,670
General Dynamics Corporation	1,300	251,927
Honeywell International, Inc.	1,800	236,052
Koninklijke Philips Electronics N.V.	8,100	278,802
Lockheed Martin Corporation	800	215,560
Macquarie Infrastructure Corporation	2,000	162,740
NIDEC CORPORATION	9,000	207,180
Nielsen Holdings PLC	3,500	143,955
Nippon Yusen Kabushiki Kaisha	45,000	178,740
Norfolk Southern Corp.	2,400	281,976
Republic Services, Inc.	4,300	270,857
Royal Mail plc	17,000	179,860
Schneider Electric SE	19,900	314,201
Siemens AG	5,000	358,545
Smiths Group plc	16,000	346,720
United Parcel Service, Inc.	1,925	206,861
United Technologies Corporation	2,300	273,677
Vinci SA	10,600	226,172

		6,168,872

Information Technology - 14.4%
Activision Blizzard, Inc.	3,500	182,875
Analog Devices, Inc.	4,142	315,620
Applied Materials, Inc.	6,000	243,660
ASML Holding N.V.	1,500	197,775
AU Optronics Corp.	57,000	230,280
Broadcom Limited	1,000	220,810
CA, Inc.	7,300	239,659
Cisco Systems, Inc.	5,500	187,385
Electrocomponents plc	43,000	288,960
FLIR Systems, Inc.	7,000	257,110
International Business Machines, Inc.	1,500	240,435
Intel Corporation	6,400	231,360
Lam Research Corporation	2,000	289,700
Maxim Integrated Products, Inc.	5,800	256,070
Microsoft Corporation	4,200	287,532
NetEase, Inc.	700	185,773
NICE Ltd.	2,650	178,743
Paychex, Inc.	3,500	207,480
SAP SE	2,300	230,414
Taiwan Semiconductor Manufacturing Company Ltd.	8,500	281,095
Texas Instruments, Inc.	2,200	174,196
Total System Services, Inc.	4,500	257,895
Western Digital Corporation	3,700	329,559
Xilinx, Inc.	4,500	283,995
Xperi Corporation	6,500	218,400

		6,016,781

Materials - 7.0%
Air Products and Chemicals, Inc.	2,000	281,000
BASF SE	3,000	291,858
Dow Chemical Company	3,925	246,490
Greif, Inc.	4,200	246,204
International Paper Company	5,800	313,026
Koninklijke DSM NV	4,500	321,885
LyondellBasell Industries NV	2,000	169,520
Packaging Corporation of America	2,500	246,950
Scotts Miracle-Gro Company (The)	2,500	241,500
Syngenta AG ADS	3,800	353,514
WestRock Company	4,500	241,020

		2,952,967

Real Estate Investment Trusts - 2.2%
Alexander’s, Inc.	500	217,405
Camden Property Trust	2,500	205,825
National Health Investors, Inc.	2,700	197,559
OMEGA Healthcare Investors, Inc.	6,000	198,000
Pennsylvania Real Estate Investment Trust	8,700	120,495

		939,284

Telecommunication Services - 4.6%
A T & T, Inc.	6,500	257,595
BCE, Inc.	4,650	211,901
BT Group PLC	12,500	248,875
Nippon Telegraph & Telephone Corporation	4,600	197,340
NTT DOCOMO, Inc. ADR	11,000	266,420
Orange SA	13,000	201,500
Rogers Communications, Inc.	7,300	334,778
SoftBank Corp.	2,600	197,548

		1,915,957

Utilities - 3.4%
AES Corporation	18,000	203,580
Enagas SA	19,700	262,010
National Grid PLC	4,500	291,915
Snam S.p.A.	48,000	212,160
Veolia Environment SA	12,000	227,160
WEC Energy Group, Inc.	3,900	236,028

		1,432,853

TOTAL COMMON STOCKS		41,593,087

INVESTMENT COMPANIES - 0.8%
Business Development Companies - 0.5%
Monroe Capital Corporation	13,000	209,040

Money Market Funds - 0.3%
Federated Government Obligations Fund	135,278	135,278

TOTAL INVESTMENT COMPANIES		344,318

TOTAL INVESTMENTS - 99.9% (cost $32,352,658)		41,937,405
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		48,724

Net Assets - 100.0%		$41,986,129

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2017

(Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 18.2%
Amazon, Inc.*	370	$342,246
Amer Sports Oyj	8,600	190,662
ASOS PLC*	4,000	297,680
Autoliv, Inc.	2,500	250,475
AutoZone, Inc.*	420	290,720
Carriage Services, Inc.	9,700	265,295
Christian Dior SA	1,380	378,700
Subaru Corporation	16,000	302,400
Hermes International	625	298,988
Kate Spade & Company*	6,500	113,100
KB Home	8,400	173,040
LCI Industries	2,680	271,082
Lear Corporation	2,000	285,320
Liberty Broadband Corporation Class A*	3,700	332,741
Liberty Broadband Corporation Class C*	3,600	328,176
Liberty Expedia Holdings, Inc. Class A*	1,854	89,567
Liberty SiriusXM Group Class A*	7,200	274,320
Liberty Ventures Series A*	2,782	149,811
Lions Gate Entertainment Corporation Class B*	5,427	129,434
Lithia Motors, Inc.	1,600	152,880
LKQ Corporation*	7,600	237,424
Lowe’s Companies, Inc.	3,600	305,568
LVMH Moet Hennessey Louis Vuitton SA	6,200	306,168
MarineMax, Inc.*	12,000	244,200
Naspers Limited	20,000	384,780
Nextstar Media Group, Inc.	5,886	406,134
Nike, Inc. Class B	4,900	271,509
Nitori Holdings Co., Ltd.	2,300	299,437
NVR, Inc.*	150	316,688
O’Reilly Automotive, Inc.*	1,000	248,150
Panasonic Corporation	30,000	360,300
Publicis Groupe SA	10,500	189,525
RELX NV	16,918	326,010
SEB S.A.	1,400	225,680
Sekisui Chemical Co., Ltd.	16,000	268,480
Starbucks Corporation	4,400	264,264
Thor Industries, Inc.	3,000	288,540
TripAdvisor, Inc.*	4,900	220,549
Ulta Beauty, Inc.*	1,000	281,440
Valeo SA	11,400	410,742
Winnebago Industries, Inc.	7,200	206,640
Wolters Kluwer NV	7,500	319,200
Yue Yuen Industrial (Holdings) Limited	14,500	286,484

		11,584,549

Consumer Staples - 5.2%
Adecoagro S.A.*	17,500	194,075
Austevoll Seafood ASA	17,000	136,680
Compania Cervecerias Unidas S.A.	13,000	335,010

Constellation Brands, Inc.	1,700	293,318
Dean Foods Company	12,500	246,750
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	243,108
Henkel AG & KGaA	2,500	291,775
L’Oreal SA	7,000	278,992
Nestle SA ADR	2,900	223,297
Pernod Ricard SA	11,000	275,330
Remy Cointreau SA	4,100	413,608
Shiseido Company, Limited	9,500	258,091
TreeHouse Foods, Inc.*	1,500	131,400

		3,321,434

Energy - 1.3%
Phillips 66	3,200	254,592
Saras S.p.A.	91,000	190,190
Transportadora de Gas del Sur S.A.	27,000	401,760

		846,542

Financials - 13.5%
AIA Group Ltd.	10,000	278,400
Aker ASA	3,500	132,895
Allied World Assurance Comapny Holdings Ltd.	6,000	318,540
Ameriprise Financial, Inc.	2,200	281,270
AMERISAFE, Inc.	3,200	184,160
Aon plc	2,300	275,632
Aspen Insurance Holdings Ltd.	4,800	251,280
Axis Capital Holdings Ltd.	5,000	329,500
Banc of California, Inc.	11,700	253,890
Banco Macro SA	2,000	171,440
Bank of Communications Co. Ltd.	375,000	288,750
Berkshire Hathaway, Inc. Class A*	1	247,780
Brookfield Asset Management, Inc.	9,000	332,550
Chemical Financial Corporation	3,600	170,820
Chubb Limited	2,500	343,125
CNO Financial Group, Inc.	10,000	210,700
Cresud S.A.*	17,131	360,094
Essent Group Ltd.*	4,300	159,143
Evercore Partners, Inc. Class A	3,500	258,125
First Commonwealth Financial Corporation	14,200	183,322
First Merchants Corporation	3,800	157,244
Grupo Financiero Galicia S.A.	4,500	175,815
Hanover Insurance Group, Inc.	3,000	264,810
Henderson Land Development Company Limited	45,375	288,131
Itau CorpBanca	20,000	274,400
KCG Holdings, Inc.*	10,800	214,920
Markel Corp.*	300	290,880
Moody’s Corp.	2,500	295,800
Noah Holdings Ltd.*	9,500	239,590
Ping An Insurance (Group) Company of China Limited	23,000	261,050
Popular, Inc.	4,500	188,595
Sampo Oyj	10,600	253,870
Swiss Re AG	8,500	184,195
Tokio Marine Holdings, Inc.	5,800	244,180
Washington Federal, Inc.	7,800	262,860

		8,627,756

Health Care - 10.6%
Allergan plc*	1,100	268,246
Avadel Pharmaceuticals plc*	25,000	237,250
BioMerieux	2,200	439,824

Celgene Corporation*	2,100	260,505
Centene Corporation*	5,000	372,000
Chemed Corporation	1,700	342,346
China Medical System Holdings Ltd.	120,000	207,600
Dentsply Sirona, Inc.	5,079	321,196
Emergent BioSolutions, Inc.*	8,600	257,226
Essilor International SA	4,200	272,580
Express Scripts Holding Company*	3,600	220,824
Fresenius Medical Care AG & Co. KGaA	6,800	302,192
Genmab A/S*	1,400	278,390
Hill-Rom Holdings, Inc.	2,300	173,972
ICON PLC*	3,100	261,919
Medidata Solutions, Inc.*	4,600	300,978
MEDNAX, Inc.*	4,000	241,440
Regeneron Pharmaceuticals, Inc.*	700	271,943
Roche Holding AG	9,200	300,822
Sinopharm Group Co.	60,500	271,645
STERIS Corporation	4,500	332,100
UCB SA	2,800	218,232
Waters Corporation*	1,900	322,791
Zeltiq Aesthetics, Inc.*	5,500	310,640

		6,786,661

Industrials - 18.2%
Aircastle Ltd.	14,000	330,680
Allegion PLC	3,700	290,968
American Woodmark Corporation*	1,800	165,420
Apogee Enterprises, Inc.	2,600	141,700
Assa Abloy AB	27,300	295,113
Cintas Corporation	2,300	281,681
Copart, Inc.*	9,400	290,460
Danaher Corporation	3,100	258,323
Fortune Brands Home & Security, Inc.	4,500	286,830
Fujitec Co., Ltd.	17,500	207,200
Gamesa Corporacion Tecnologica, S.A.	14,000	302,400
GEA Group AG	6,700	285,005
Graco, Inc.	3,000	323,550
Herman Miller, Inc.	7,800	258,180
Hexcel Corp.	5,900	305,325
IDEX Corporation	3,300	345,708
IMCD Group NV	4,500	242,370
Jardine Matheson Holdings Limited	5,500	354,998
KAR Auction Services, Inc.	6,100	266,082
Kingspan Group PLC	5,000	172,550
KION Group AG	4,400	297,308
Makita Corporation	7,000	250,530
Masco Corporation	9,200	340,584
NN, Inc.	6,700	184,920
Old Domimion Freight Line, Inc.*	3,000	265,560
PACCAR, Inc.	4,200	280,266
Quanex Building Products Corporation	14,000	285,600
Rockwell Collins, Inc.	3,400	353,906
Secom Co. Ltd.	16,000	290,560
Sensata Technologies Holding N.V.*	6,500	267,670
SGS SA	11,300	254,250
SMC Corporation	1,000	281,650
Smith (A.O.) Corporation	5,300	285,564
Teledyne Technologies, Inc.*	2,000	269,660
Toro Company	4,800	311,616

Universal Forest Products, Inc.	2,500	238,225
U.S. Ecology, Inc.	6,500	306,475
Viad Corp.	5,600	253,120
Wabash National Corporation*	12,000	273,360
Wabtec Corp.	3,600	302,004
Waste Connnections, Inc.	4,000	368,080
Woodward, Inc.	3,700	250,379

		11,615,830

Information Technology - 22.6%
Accenture plc	2,500	303,250
Adobe Systems, Inc.*	2,800	374,472
Alphabet, Inc. Class A*	250	231,130
Alphabet, Inc. Class C*	250	226,490
Amadeus IT Group SA	6,100	328,424
Amdocs Ltd.	5,000	306,200
Apple, Inc.	2,500	359,125
Automatic Data Processing, Inc.	3,500	365,715
Cadence Design Systems, Inc.*	9,900	322,443
Cardtronics plc*	4,800	199,584
CDK Global, Inc.	5,500	357,555
CDW Corporation of Delaware	5,200	307,268
Celestica, Inc.*	11,100	158,175
Check Point Software Technologies Ltd.*	1,500	156,015
CommerceHub, Inc. Class A*	15,463	247,408
CommerceHub, Inc. Class C*	17,927	285,398
Convergys Corporation	12,000	270,120
CoreLogic, Inc.*	3,900	166,686
Criteo SA*	7,000	380,730
Electronic Arts, Inc.*	3,300	312,906
Ellie Mae, Inc.*	3,500	356,160
Facebook, Inc.*	2,500	375,625
Factset Research Systems, Inc.	2,000	326,520
Fidelity National Information Services, Inc.	4,000	336,760
Gartner, Inc.*	3,000	342,270
Genpact Limited*	12,000	293,040
Harris Corp.	2,400	268,536
Hexagon AB	7,450	324,373
Infosys Limited	14,000	203,840
Integrated Device Technology, Inc.*	6,400	153,536
Intel Corporation	8,400	303,660
Intuit, Inc.	2,300	287,983
Juniper Networks, Inc.	10,000	300,700
Littlefuse, Inc.	1,700	262,055
Logitech International S.A.	5,200	172,536
Murata Manufacturing Company Ltd.	9,000	306,000
Nintendo Co., Ltd.	8,000	253,440
Open Text Corporation	4,500	156,060
Oracle Corp.	6,200	278,752
Palo Alto Networks, Inc.*	1,600	173,456
PTC, Inc.*	6,500	351,325
SAP SE	3,400	340,612
Silicon Motion Technology Corporation	7,300	354,415
Synchronoss Technologies, Inc.*	8,400	134,400
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	330,700
Take-Two Interactive Software, Inc.*	5,200	326,820
Tencent Holdings Limited	5,500	172,425
Tokyo Electron Limited	11,000	345,950
U-Blox AG*	1,300	288,041
Ultimate Software Group, Inc.*	1,500	304,005
Vantiv, Inc.*	4,900	303,996

		14,387,085

Materials - 6.3%
Agrium, Inc.	2,500	234,825
Braskem S.A.	15,400	332,024
First Quantum Minerals Ltd.	13,000	123,752
FMC Corp.	3,500	256,305
Givaudan SA	7,100	274,202
Glencore plc*	19,000	148,200
Graphic Packaging Holding Company	11,300	153,454
Hitachi Metals Ltd.	15,500	217,155
Minerals Technologies, Inc.	3,200	251,840
NewMarket Corp.	600	282,420
Novozymes A/S	5,700	246,297
PPG Industries, Inc.	2,600	285,584
Rayonier Advanced Materials, Inc.	12,500	165,625
Steel Dynamics, Inc.	7,500	271,050
Stora Enso Oyj	28,000	332,500
Symrise AG	18,500	323,565
Teck Resources Ltd. Class B	7,000	145,180

		4,043,978

Telecommunication Services - 2.0%
Chunghwa Teleccom Co., Ltd.	8,500	287,640
KDDI Corporation	12,000	314,400
Telecom Argentina SA	16,000	362,560
T-Mobile US, Inc.*	4,200	282,534

		1,247,134

Utilities - 1.2%
Centrais Eletricas Brasileiras S.A.	39,300	217,329
Enel Americas SA	21,000	208,110
Ormat Technologies, Inc.	6,300	372,078

		797,517

TOTAL COMMON STOCKS		63,258,486

INVESTMENT COMPANIES - 0.8%
Money Market Funds - 0.8%
Federated Government Obligations Fund	492,635	492,635

TOTAL INVESTMENT COMPANIES		492,635

TOTAL INVESTMENTS - 99.9% (cost $44,038,202)		63,751,121
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		36,653

Net Assets - 100.0%		$63,787,774

*	Non-income producing security.

API MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2017

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 14.9%
Consumer Discretionary - 0.9%
Carnival Corporation	20,000	$1,235,400
Magna International, Inc.	25,000	1,044,250
Mattel, Inc.	40,000	896,800
McDonald’s Corporation	9,000	1,259,370
Time Warner, Inc.	11,200	1,111,824
Walt Disney Company	10,700	1,236,920

		6,784,564

Consumer Staples - 0.1%
Molson Coors Brewing Company	10,000	958,900

Energy - 1.0%
BP p.l.c.	30,000	1,029,600
Chevron Corporation	10,000	1,067,000
ConocoPhillips	22,000	1,054,020
Exxon Mobile Corporation	13,000	1,061,450
Royal Dutch Shell PLC	50,000	2,609,500
Schlumberger Ltd.	13,000	943,670

		7,765,240

Financials - 2.5%
American Express Company	14,300	1,133,275
Bank of America Corporation	61,000	1,423,740
BGC Partners, Inc. Class A	750,000	8,535,000
Compass Diversified Holdings	100,000	1,685,000
Ellington Financial LLC	135,000	2,224,800
Lincoln National Corporation	20,000	1,318,600
MetLife, Inc.	23,500	1,217,535
Wells Fargo & Company	32,000	1,722,880

		19,260,830

Health Care - 0.3%
Johnson & Johnson	8,400	1,037,148
Pfizer, Inc.	30,500	1,034,560

		2,071,708

Industrials - 0.9%
Boeing Company	7,000	1,293,810
Covanta Holding Corporation	70,000	1,018,500
FedEx Corporation	5,700	1,081,290
Honeywell International, Inc.	9,500	1,245,830
Johnson Controls International plc	25,000	1,039,250
Southwest Airlines Co.	23,000	1,293,060

		6,971,740

Information Technology - 0.9%
Apple, Inc.	8,700	1,249,755
Cisco Systems, Inc.	50,000	1,703,500
Lam Research Corporation	10,500	1,520,925
Microsoft Corporation	17,000	1,163,820
Skyworks Solutions, Inc.	14,000	1,396,360

		7,034,360

Materials - 0.4%
Dow Chemical Company	20,000	1,256,000
Eastman Chemical Company	13,500	1,076,625
Monsanto Company	10,000	1,166,100

		3,498,725

Real Estate Investment Trusts - 6.1%
Apollo Commercial Real Estate Finance, Inc.	650,000	12,538,500
Ares Commercial Real Estate Corp.	110,000	1,521,300
Blackstone Mortgage Trust, Inc. - Class A	200,000	6,176,000
Ladder Capital Corp.	360,200	5,269,726
MFA Financial, Inc.	400,000	3,324,000
New Residential Investment Corp.	300,000	5,001,000
Starwood Property Trust, Inc.	150,000	3,403,500
Two Harbors Investment Corp.	1,100,000	10,989,000

		48,223,026

Telecommunication Services - 1.8%
AT&T, Inc.	204,800	8,116,224
Verizon Communications, Inc.	137,400	6,308,034

		14,424,258

TOTAL COMMON STOCKS		116,993,351

CORPORATE BONDS & NOTES - 51.2%
Basic Materials - 1.2%
Eldorado Gold Corp., 6.125%, due 12/15/2020	$1,475,000	1,522,938
FMG Resources August 2006 Pty. Ltd., 9.75%, due 3/1/2022	$2,500,000	2,889,063
Kinross Gold Corporation, 5.95%, due 3/15/2024	$2,500,000	2,693,000
Kinross Gold Corporation, 6.875%, due 9/1/2041	$2,500,000	2,615,625

		9,720,626

Business Development Companies - 1.0%
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	31,975	805,450
Great Elm Capital Corp., 8.25% Senior Notes, due 6/30/2020	50,000	1,283,000
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	13,175	335,040
Hercules Capital, Inc., 6.25% Senior Notes due 7/30/2024	20,000	508,200
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	117,823	2,980,922
Medley LLC, 6.875% Senior Notes, due 8/15/2026	35,200	864,864
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	43,089	1,103,078

		7,880,554

Communications - 1.5%
Avanti Communications Group PLC, 10%, due 10/1/2019	$1,251,210	450,436
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,506,250
Frontier Communications Corp., 11%, due 9/15/2025	$4,000,000	3,875,000
HC2 Holdings, Inc., 11%, due 12/1/2019	$1,000,000	1,035,000
MDC Partners, Inc., 6.5%, due 5/1/2024	$1,000,000	980,000
SFR Group SA, 6%, due 5/15/2022	$2,550,000	2,667,938
Sprint Corporation, 7.25%, due 9/15/2021	$500,000	548,125

		12,062,749

Consumer Cyclical - 2.7%
Adient Global Holdings Ltd., 4.875%, due 8/15/2026	$2,750,000	2,770,625
Aston Martin Capital Holdings Ltd., 6.5%, due 4/15/2022	$1,000,000	1,026,250
Doric Nimrod Air Finance Alpha Ltd., 6.5%, due 5/30/2019	$174,180	180,387
Gibson Brands, Inc., 8.875%, due 8/1/2018	$2,000,000	1,812,500
International Game Technology, 5.35%, due 10/15/23	$810,000	830,250
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$5,674,000	5,617,260
Meritor, Inc., 6.25%, due 2/15/2024	$825,000	860,063
PetSmart, Inc., 7.125%, due 3/15/2023	$3,500,000	3,206,875
Signet UK Finance PLC, 4.7%, due 6/15/2024	$3,000,000	2,968,029
Silversea Cruise Finance Ltd., 7.25%, due 2/1/2025	$1,650,000	1,757,250

		21,029,489

Consumer Non-cyclical - 6.0%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,070,000	3,178,985
CHS/Community Health Systems, Inc., 8%, due 11/15/2019	$2,500,000	2,442,225
CHS/Community Health Systems, Inc., 5.125%, due 8/1/2021	$4,500,000	4,477,500
Endo Finance LLC/Endo Finco, Inc., 7.25%, due 1/15/2022	$1,700,000	1,683,000
Fresh Market, Inc., 9.75%, due 5/1/2023	$2,000,000	1,666,900
Hertz Corporation, 6.75%, due 4/15/2019	$2,800,000	2,796,500
Hertz Corporation, 7.375%, due 1/15/2021	$500,000	483,750
HRG Group, Inc., 7.75%, due 1/15/2022	$2,250,000	2,387,813
JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 6/1/2021	$3,740,000	3,861,550
Land O’ Lakes, Inc., 7.25%, due 12/31/2049	$2,500,000	2,537,500
Mallinckrodt International Finance SA, 5.5%, due 4/15/2025	$2,000,000	1,830,000
Minerva Luxembourg SA, 8.75%, due 12/29/2049	$2,750,000	2,901,250
Quad/Graphics, Inc., 7%, due 5/1/2022	$4,933,000	5,006,995
Rent-A-Center, Inc., 6.625%, due 11/15/2020	$1,500,000	1,391,250
SUPERVALU, Inc. 6.75%, due 6/1/2021	$1,928,000	1,981,020
Valeant Pharmaceuticals International, Inc., 6.75%, due 8/15/2018	$927,039	932,417
Valeant Pharmaceuticals International, Inc., 7%, due 10/1/2020	$2,700,000	2,382,750
Valeant Pharmaceuticals International, Inc., 6.375%, due 10/15/2020	$2,945,000	2,543,744
Vector Group Ltd., 6.125%, due 2/1/20205	$2,500,000	2,593,750

		47,078,899

Energy - 8.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, due 11/15/2022	$1,250,000	1,287,500
Bristow Group, Inc., 6.25%, due 10/15/2022	$2,902,000	2,408,660
Citgo Holding, Inc., 10.75%, due 2/15/2020	$1,000,000	1,077,500
CITGO Petroleum Corp., 6.25%, due 8/15/2022	$1,171,000	1,200,275
Continental Resources, Inc., 5%, due 9/15/2022	$1,000,000	1,012,500
CVR Refining LLC/Coffeyville Finance, Inc., 6.5%, due 11/1/2022	$2,000,000	2,040,000
DCP Midstream Operating LP, 5.85%, due 5/21/2043	$1,110,000	1,065,600
Enbridge Energy Partners LP, 8.05%, due 10/1/2037	$1,000,000	992,500
Enbridge, Inc., 6%, due 1/15/2077	$900,000	920,250
Energy Transfer Partners LP, 3.903%, due 11/1/2066	$2,500,000	2,146,875
Freeport-McMoran Oil & Gas LLC, 6.625%, due 5/1/2021	$500,000	515,000
Freeport-McMoran Oil & Gas LLC, 6.75%, due 2/1/2022	$1,250,000	1,310,938
Freeport-McMoran Oil & Gas LLC, 6.875%, due 2/15/2023	$2,131,000	2,253,533
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$910,000	947,774
Midcontinent Express Pipeline LLC, 6.7%, due 9/15/2019	$500,000	537,500
NGPL PipeCo LLC, 9.625%, due 6/1/2019	$2,560,000	2,645,760
NGPL PipeCo LLC, 7.768%, due 12/15/2037	$4,379,000	5,057,745
Noble Holding International Ltd., 4%, due 3/16/2018	$540,000	548,095
Northern Tier Energy LLC, 7.125%, due 11/15/2020	$3,879,000	4,031,736
NuStar Logistics LP, 7.625% Jr. Subordinated Notes, due 1/15/2043	54,000	1,384,020
PBF Holding Company LLC, 8.25%, due 2/15/2020	$3,950,000	4,048,750
PBF Holding Company LLC, 7%, due 11/15/2023	$3,431,000	3,499,620
Regency Energy Partners LP, 6.5%, due 7/15/2021	$915,000	947,025
Regency Energy Partners LP, 5.5%, due 4/15/2023	$1,150,000	1,203,004
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, due 7/15/2022	$3,000,000	3,007,500
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, due 11/15/2023	$3,173,000	3,149,203
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	21,040	507,064
Spectra Energy Capital LLC, 6.75%, due 2/15/2032	$1,000,000	1,152,550
Sunoco LP/Sunoco Finance Corp., 6.375%, due 4/1/2023	$2,000,000	2,140,000
Transocean, Inc., 9%, due 7/15/2023	$3,000,000	3,213,750
Transocean Phoenix 2 Ltd., 7.75%, due 10/15/2024	$3,800,000	4,132,500
Transocean Proteus Ltd., 6.25%, due 12/1/2024	$2,500,000	2,562,500
Ultra Resources, Inc., 7.125%, due 4/15/2025	$4,000,000	3,967,520

Western Refining, Inc., 6.25%, due 4/1/2021	$1,000,000	1,033,125
Williams Companies, Inc., 8.75%, due 3/15/3032	$1,000,000	1,300,000
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$500,000	520,000

		69,767,872

Financial - 13.1%
Alliance Data Systems Corp., 6.375%, due 4/1/2020	$4,060,000	4,141,200
Alliance Data Systems Corp., 5.375%, due 8/1/2022	$1,265,000	1,279,231
Allstate Corporation, 6.125%, due 5/15/2037	$3,500,000	3,430,000
American Equity Investment Life Holding Co., 6.625%, due 7/15/2021	$2,756,000	2,871,408
AmTrust Financial Services, Inc., 6.125%, due 8/15/2023	$2,000,000	1,985,340
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	172,346	4,205,242
Athene Global Funding, 4%, due 1/25/2022	$1,000,000	1,032,403
Atlantic Capital Bancshares, Inc., 6.25%, due 9/30/2025	$500,000	524,375
Avison Young Canada, Inc., 9.5%, due 12/15/2021	$6,000,000	5,962,500
Barclays PLC, 7.875%, Perpetual Call 3/15/2022	$1,000,000	1,075,240
Care Capital Properties LP, 5.125%, due 8/15/2026	$1,500,000	1,508,546
Charles Schwab Corp., 4.625%, Perpetual Call 3/1/2022	$4,500,000	4,549,896
Chubb Corp., 3.408%, due 4/15/2037	$3,114,000	3,090,645
Credit Agricole SA, 7.875%, Perpetual Call 1/23/2024	$2,000,000	2,144,652
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	3,075,000
Everest Reinsurance Holdings, Inc., 6.6%, due 5/15/2037	$300,000	277,500
Fidelity & Guaranty Life Holdings, Inc., 6.375%, due 4/1/2021	$190,000	195,700
Fly Leasing Limited., 6.375%, due 10/15/2021	$1,000,000	1,045,000
Genworth Holdings, Inc., 6.515%, due 5/22/2018	$3,000,000	3,030,000
Genworth Holdings, Inc., 7.625%, due 9/24/2021	$3,000,000	2,872,500
GMAC Capital Trust I, 6.967%, due 2/15/2040	50,000	1,273,000
Goldman Sachs Capital II, 4%, due 12/29/2049	$3,000,000	2,557,500
Highmark, Inc., 4.75%, due 5/15/2021	$1,000,000	1,028,358
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	6,625,000
Icahn Enterprises LP, 6.25%, due 2/1/2022	$2,000,000	2,085,000
Icahn Enterprises LP, 6.75%, due 2/1/2024	$3,000,000	3,138,750
ILFC E-Capital Trust I, 4.67%, due 12/21/2065	$3,890,000	3,705,225
Jefferies Finance LLC, 7.375%, due 4/1/2020	$1,000,000	1,027,500
JPMorgan Chase & Co., 7.9%, due 12/29/2049	$4,500,000	4,708,125
KCG Holdings, Inc., 6.875%, due 3/15/2020	$4,640,000	4,828,500
Liberty Mutual Group, Inc., 7%, 3/15/2037	$2,500,000	2,396,250
Lincoln National Corporation, 3.399%, due 5/17/2066	$1,000,000	891,250
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$3,600,000	3,438,000
Progressive Corporation, 6.7%, due 6/15/2037	$4,000,000	4,025,000
PRA Group, Inc., 3%, due 8/1/2020	$2,642,000	2,374,498
Prudential Financial, Inc., 5.875%, due 9/15/2042	$1,000,000	1,106,054
Prudential Financial, Inc., 5.625%, due 6/15/2043	$500,000	546,250
Prudential Financial, Inc., 5.2%, due 3/15/2044	$500,000	520,625
Royal Bank of Scotland Group PLC, 7.5%, due 12/29/2049	$2,500,000	2,595,313
Royal Bank of Scotland Group PLC, 8%, due 12/29/2049	$500,000	520,000
USB Capital IX, 3.5%, due 3/30/2017	$500,000	431,250
Wachovia Capital Trust III, 5.569%, due 3/29/2049	$1,000,000	1,005,000
Wells Fargo & Company, 7.98%, due 3/29/2049	$1,500,000	1,571,250
XLIT Ltd., 3.616%, due 10/29/2049	$2,500,000	2,131,250

		102,825,326

Industrial - 2.5%
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$1,025,000	989,125
Bombardier, Inc., 7.5%, due 3/15/2025	$3,000,000	3,127,500
CBC Ammo LLC/CBC FinCo, Inc., 7.25%, due 11/15/2021	$1,165,000	1,179,563
Eletson Holdings, Inc., 9.625%, due 1/15/2022	$2,298,000	1,953,300
KOC Holding AS, 5.25%, due 3/15/23	$1,000,000	1,031,848
Mueller Industries, Inc., 6%, due 3/1/2027	$5,717,000	5,745,585
Techniplas LLC, 10%, due 5/1/2020	$750,000	693,750
Teekay Corporation, 8.5%, due 1/15/2020	$4,542,000	4,519,290

		19,239,961

Real Estate Investment Trusts - 0.5%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	38,500	975,975
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	41,637	1,050,918
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,444,800
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	29,000	751,097

		4,222,790

Structured Notes - 6.8%
Barclays Financial LLC Contingent Payment Callable Yield Notes, 8.9%, due 3/20/2020	$4,100,000	4,048,750
Barclays Financial LLC Contingent Payment Callable Yield Notes, 9.1%, due 5/12/2020	$3,100,000	3,104,340
Credit Suisse AG Contingent Coupon Callable Yield Notes, 8.25%, due 9/28/2018	$2,000,000	1,975,800
Credit Suisse AG Contingent Coupon Callable Yield Notes, 10%, due 2/14/2020	$2,000,000	2,028,400
Credit Suisse AG Contingent Coupon Callable Yield Notes, 9.25%, due 3/16/2020	$4,000,000	4,025,600
Credit Suisse AG Contingent Coupon Callable Yield Notes, 10.9%, due 4/27/2020	$3,000,000	3,002,700
Credit Suisse AG Contingent Coupon Callable Yield Notes, 9%, due 6/17/2020	$3,000,000	2,904,300
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, due 6/19/2020	$4,500,000	4,379,850
Goldman Sachs Group, Inc. Callable Monthly Index-Linked
Range Accrual Notes, 8.65%, due 4/30/2024	$3,000,000	2,917,080
Morgan Stanley Contingent Income Buffered Securities, 8.75%, due 5/30/2028	$2,000,000	2,297,100
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and
S&P 500 Index, 5.51%, due 8/30/2028	$3,000,000	2,302,500
Morgan Stanley Contingent Income Securities, Russell 2000 Index and
Euro STOXX 50 Index, 7.7%, due 6/28/2028	$3,000,000	3,149,100
Morgan Stanley Contingent Income Securities, S&P 500 Index and
Russell 2000 Index, 8.5%, due 6/28/2028	$3,000,000	3,472,050
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000
Index and EURO STOXX 50 Index, 8%, due 3/13/2029	$3,000,000	3,013,500
Societe Generale SA, Callable Conditional Coupon Notes, 9%, due 11/23/2018	$2,000,000	1,987,200
Societe Generale SA, Callable Conditional Coupon Notes, 9%, due 5/27/2020	$3,000,000	2,835,600
Societe Generale SA, Callable Conditional Coupon Notes, 10%, due 7/9/2020	$3,200,000	3,107,200
Societe Generale SA, Callable Conditional Coupon Notes, 9.5%, due 10/30/2020	$3,100,000	3,027,460

		53,578,530

Technology - 5.5%
Broadcom Corporation, 2.7%, due 11/1/2018	$100,000	100,686
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	$800,000	864,435
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 6/15/2026	$500,000	550,118
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, due 11/15/2024	$10,000,000	10,612,500
Lexmark International, Inc., 5.125%, due 3/15/2020	$4,310,000	4,459,479
Micron Technology, Inc., 5.25%, due 8/1/2023	$2,000,000	2,080,000
Micron Technology, Inc., 7.5%, due 9/15/2023	$4,000,000	4,490,000
Qorvo, Inc., 6.75%, due 12/1/2023	$750,000	816,563
Qorvo, Inc., 7%, due 12/1/2025	$1,605,000	1,789,575
Seagate HDD Cayman, 4.75%, due 1/1/2025	$2,000,000	1,941,510

Seagate HDD Cayman, 4.875%, due 6/1/2027	$7,000,000	6,749,330
Western Digital Corporation, 7.375%, due 4/1/2023	$2,000,000	2,195,000
Western Digital Corporation, 10.5%, due 4/1/2024	$5,500,000	6,490,000

		43,139,196

Utilities - 1.5%
Allegheny Energy Supply Co. LLC, 5.75%, due 10/15/2019	$40,000	43,400
Crockett Gogeneration LP, 5.869%, due 3/30/2025	$500,630	509,946
DPL Inc., 7.25%, due 10/15/2021	$375,000	403,125
Electricite de France SA, 5.25%, due 1/29/2023	$2,000,000	2,007,500
Enel SpA, 8.75%, due 9/24/2073	$1,039,000	1,218,228
FPL Energy National Wind LLC, 5.608%, due 3/10/2024	$5,086,170	5,111,601
PSEG Power LLC, 8.625%, due 4/15/2031	$1,000,000	1,254,844
Talen Energy Supply LLC, 6.5%, due 6/1/2025	$1,000,000	800,000

		11,348,644

TOTAL CORPORATE BONDS & NOTES		401,894,636

INVESTMENT COMPANIES - 29.9%
Business Development Companies - 14.3%
Ares Capital Corporation	2,070,000	36,432,000
Fidus Investment Corp.	400,000	7,172,000
FS Investment Corporation	300,000	2,910,000
Goldman Sachs BDC, Inc.	70,000	1,750,000
Golub Capital BDC, Inc.	150,000	3,046,500
Hercules Capital, Inc.	170,000	2,638,400
Main Street Capital Corporation	125,000	5,005,000
New Mountain Finance Corporation	400,000	5,960,000
Solar Capital Ltd.	1,240,000	28,284,400
TCP Capital Corp.	460,000	7,866,000
TPG Specialty Lending, Inc.	300,000	6,273,000
Triangle Capital Corporation	280,000	5,297,600

		112,634,900

Closed End Funds - Equity - 0.3%
Tri-Continental Corporation	95,000	2,249,600

Closed End Funds - Fixed Income - 6.4%
Apollo Senior Floating Rate Fund, Inc.	97,152	1,696,274
Apollo Tactical Income Fund, Inc.	80,000	1,326,400
Barings Global Short Duration High Yield Fund	50,000	998,500
BlackRock Corporate High Yield Fund, Inc.	435,000	4,902,450
BlackRock Limited Duration Income Trust	103,958	1,633,180
BlackRock Multi-Sector Income Trust	45,000	809,100
Blackstone/GSO Long-Short Credit Income Fund	70,000	1,154,300
Blackstone/GSO Strategic Credit Fund	90,000	1,467,000
Eaton Vance Limited Duration Income Fund	290,000	4,094,800
Flaherty & Crumrine Dynamic Preferred & Income Fund	20,000	507,400
Invesco Dynamic Credit Opportunities Fund	107,164	1,317,046
Ivy High Income Opportunity Fund	160,000	2,494,400
KKR Income Opportunities Fund	45,000	782,100
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,494,350
New America High Income Fund, Inc.	355,000	3,379,600
Nuveen Global High Income Fund	150,000	2,511,000
Nuveen Senior Income Fund	183,429	1,280,334
Pioneer Diversified High Income Trust	75,000	1,252,500
Pioneer Floating Rate Trust	130,886	1,615,133
Prudential Global Short Duration High Yield Fund, Inc.	290,485	4,418,277
Prudential Short Duration High Yield Fund, Inc.	248,800	3,863,864
Putnam Premier Income Trust	150,000	784,500

Wells Fargo Advantage Income Opportunities Fund	181,614	1,569,145
Western Asset Global Corporate Defined Opportunity Fund, Inc.	35,422	630,512
Western Asset High Income Fund II, Inc.	90,000	667,800
Western Asset High Yield Defined Opportunity Fund, Inc.	160,394	2,494,127

		50,144,092

Exchange Traded Funds - 2.2%
iShares Russell 1000 Value ETF	14,000	1,606,080
Schwab U.S. Broad Market ETF	50,000	2,881,500
Schwab U.S. Large-Cap ETF	60,000	3,412,200
Schwab U.S. Large-Cap Value ETF	50,000	2,484,000
Schwab U.S. Mid-Cap ETF	25,000	1,191,500
SPDR Bloomberg Barclays High Yield Bond ETF	50,000	1,857,000
SPDR S&P 500 ETF Trust	15,000	3,571,200

		17,003,480

Money Market Funds - 2.3%
Federated Government Obligations Fund	17,914,205	17,914,205

Open End Funds - Equity - 4.4%
API Short Term Bond Fund Institutional Class	2,672,103	11,196,112
Yorktown Mid Cap Fund Institutional Class	1,047,259	11,006,692
Yorktown Small Cap Fund Institutional Class	1,002,004	12,044,088

		34,246,892

TOTAL INVESTMENT COMPANIES		234,193,169

PREFERRED STOCKS - 3.9%
Energy - 0.7%
CorEnergy Infrastructure Trust, Inc., 7.375% Preferred Series A	60,000	1,499,400
NuStar Energy LP, 8.5% Preferred Series A	150,000	4,017,000
NuStar Energy LP, 7.625% Preferred Series B	10,000	253,500

		5,769,900

Financial - 0.9%
Apollo Global Management LLC, 6.375% Preferred	10,000	253,900
Arch Capital Group Ltd., 5.25% Preferred Series E	10,000	231,000
Ares Management L.P., 7% Preferred Series A	20,000	524,000
Aspen Insurance Holdings Ltd., 5.625% Preferred	10,000	244,000
Axis Capital Holdings Ltd., 5.5% Preferred Series E	10,000	242,200
EverBank Financial Corp., 6.75% Preferred	30,000	762,030
KKR & Co. LP, 6.5% Preferred Series B	31,217	813,203
Legg Mason, Inc., 5.45% Preferred	36,700	877,864
Maiden Holdings North America Ltd., 6.625% Preferred	15,000	389,250
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	10,700	271,138
Oxford Lane Capital Corp., 7.5% Preferred	54,248	1,389,291
Validus Holdings Ltd., 5.875% Preferred	12,343	307,341
Wells Fargo & Co., 5.625% Preferred Series Y	15,000	374,850
W.R. Berkley Corporation, 5.9% Preferred	21,082	546,867

		7,226,934

Health Care - 0.1%
Allergan plc, 5.5% Preferred Series A	398	344,580

Real Estate Investment Trusts - 1.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	972,288
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	755,700
American Homes 4 Rent, 6.35% Preferred Series E	30,000	775,500
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	689,917

Ashford Hospitality Trust, Inc., 7.375% Preferred Series G	20,000	496,400
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	5,000	131,894
Bluerock Residential Growth REIT, Inc., 7.625% Preferred Series C	40,000	1,043,600
Bluerock Residential Growth REIT, Inc., 7.125% Preferred Series D	37,000	921,300
City Office REIT, Inc., 6.625% Preferred Series A	15,000	378,300
CYS Investments, Inc., 7.75% Preferred Series A	40,000	979,160
Hersha Hospitality Trust, 6.5% Preferred Series D	4,000	99,600
Hersha Hospitality Trust, 6.5% Preferred Series E	5,000	123,750
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	257,500
National Retail Properties, Inc., 5.2% Preferred Series F	10,000	241,500
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	723,300
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	775,500
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,329,000
Pennsylvania Real Estate Investment Trust, 7.2% Preferred Series C	5,000	129,800
Resource Capital Corporation, 8.25% Preferred	30,000	721,500
Senior Housing Properties Trust, 6.25% Preferred	19,521	518,283
Sotherly Hotels, Inc., 8% Preferred Series B	40,000	1,024,000
Two Harbors Investment Corp., 8.125% Preferred Series A	44,500	1,192,600
Wheeler Real Estate Investment Trust, Inc., 8.75% Preferred Series D	17,372	446,351

		14,726,743

Telecommunication Services - 0.1%
Qwest Corp., 6.5% Preferred	40,000	1,000,900

Utilities - 0.2%
DTE Energy Company, 6.5% Preferred	400	21,556
Entergy Arkansas, Inc., 4.875% Preferred	15,000	348,300
Entergy Louisiana LLC, 4.875% Preferred	10,000	229,500
Southern Co. (The), 5.25% Preferred	20,000	490,400

		1,089,756

TOTAL PREFERRED STOCKS		30,158,813

SECURITIZED DEBT OBLIGATIONS - 0.2%
Asset Backed Securities - 0.2%
Hertz Vehicle Financing II LP 2015-3A, 4.44%, due 9/28/2020	$400,000	401,628
World Financial Network Credit Card Master Trust, 1.98%, due 8/15/2023	$1,500,000	1,491,144

		1,892,772

TOTAL SECURITIZED DEBT OBLIGATIONS		1,892,772

TOTAL INVESTMENTS - 100.1% (cost $755,889,989)		785,132,741
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(1,089,384)

Net Assets - 100.0%		$784,043,357

API SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

April 30, 2017

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS & NOTES - 89.0%
Basic Materials - 7.6%
Alcoa, Inc., 6.5%, due 6/15/2018	$150,000
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$325,000	343,038
BHP Billiton Finance Ltd., 6.25%, due 10/19/2075	$600,000	653,400
FMG Resources August 2006 Pty. Ltd., 9.75%, due 3/1/2022	$2,299,000	2,656,782
INVISTA Finance LLC, 4.25%, due 10/15/19	$2,773,000	2,863,123
Kinross Gold Corporation, 5.125%, due 9/1/2021	$175,000	183,750
Methanex Corp. 3.25%, due 12/15/2019	$200,000	201,339
Vale Overseas Ltd., 5.625%, due 9/15/2019	$250,000	265,825
Vale Overseas Ltd., 5.875%, due 6/10/2021	$750,000	811,875
Vale Overseas Ltd., 4.375%, due 1/11/2022	$250,000	256,800
Westlake Chemical Corp., 4.625%, due 2/15/2021	$256,000	265,011
Westlake Chemical Corp., 4.875%, due 5/15/2023	$750,000	785,054

		9,285,997

Business Development Companies - 1.3%
Hercules Capital, Inc., 6.25% Senior Notes due 7/30/2024	2,500	63,525
Main Street Capital Corp., 4.5%, due 12/1/2019	$500,000	502,554
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	5,995	157,069
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	5,802	146,791
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	6,800	171,972
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	51,100
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	103,580
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	128,300
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	8,000	204,800

		1,529,691

Communications - 0.2%
Crown Castle Towers LLC, 4.883%, due 8/15/2020	$200,000	213,432

Consumer Cyclical - 10.4%
Adient Global Holdings Ltd., 4.875%, due 8/15/2026	$250,000	251,875
Air Canada 2013-1 Class B Pass Through Trust, 5.375%, due 5/15/2021	$69,260	71,944
American Airlines 2011-1 Class B Pass Through Trust, 7%, due 1/31/2018	$1,339,660	1,384,874
American Airlines 2013-2 Class B Pass Through Trust, 5.6%, due 7/15/2020	$365,031	379,870
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, due 1/15/2021	$993,000	1,035,838
America West Airlines 1999-1 Pass Through Trust, 7.93%, due 1/2/2019	$1,766,063	1,860,989
America West Airlines 2000-1 Pass Through Trust, 8.057%, due 7/2/2020	$73,550	82,468
Apollo Aviation Securitization Equity Trust 2016-1, 4.875%, due 3/17/2036	$445,850	446,407
Brinker International, Inc., 2.6%, due 5/15/2018	$250,000	251,250
British Airways 2013-1 Class A Pass Through Trust, 4.625%, due 6/20/2024	$504,150	539,214
Brunswick Corporation, 4.625%, due 5/15/2021	$500,000	510,985
Continental Airlines 1998-3 Class A-1 Pass Through Trust, 6.82%, due 5/1/2018	$737,340	752,087
Continental Airlines 2010-1 Class B Pass Through Trust, 6%, due 1/12/2019	$486,990	504,643
Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, due 4/11/2020	$573,780	604,621
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$100,000	112,000
Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, due 8/10/2022	$182,520	207,845
Doric Nimrod Air Finance Alpha Ltd., 6.5%, due 5/30/2019	$525,790	544,525
Doric Nimrod Air Finance Alpha Ltd., 5.125%, due 11/30/2022	$615,900	643,050
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.95%, due 1/15/2022	$151,180	151,369
International Game Technology, 7.5%, due 6/15/2019	$100,000	110,375
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$1,373,000	1,359,270

Lear Corp., 5.375%, due 3/15/2024	$500,000	528,785
Northwest Airlines 2007-1 Class A Pass Through Trust, 7.027%, due 11/1/2019	$69,000	76,733
United Airlines 2014-1 Class B Pass Through Trust, 4.75%, due 4/11/2022	$195,700	200,837

		12,611,854

Consumer Non-cyclical - 6.9%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	310,650
Bunge Limited Finance Corp., 3.2%, due 6/15/2017	$200,000	200,370
CHS/Community Health Systems, Inc., 5.125%, due 8/1/2021	$1,000,000	995,000
Experian Finance PLC, 2.375%, due 6/15/2017	$200,000	200,196
FTI Consulting, Inc., 6%, due 11/15/2022	$415,000	435,231
Graham Holdings Corp., 7.25%, due 2/1/2019	$100,000	107,960
HCA Inc., 6.5%, due 2/15/2020	$250,000	275,015
Highmark, Inc., 4.75%, due 5/15/2021	$1,500,000	1,542,537
Land O’ Lakes, Inc., 6%, due 11/15/2022	$550,000	610,500
Louis Dreyfus Co. BV, 8.25%, due 9/29/2049	$1,850,000	1,891,625
MEDNAX, Inc., 5.25%, due 12/1/2023	$1,785,000	1,829,625

		8,398,709

Energy - 13.9%
EnLink Midstream Partners LP, 7.125%, due 6/1/2022	$1,612,000	1,674,154
Enterprise Products Operating LLC, 4.742%, due 8/1/2066	$745,000	745,931
Enterprise Products Operating LLC, 7%, due 6/1/2067	$200,000	190,500
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$200,000	208,302
Marathon Oil Corporation, 6%, due 10/1/2017	$400,000	407,360
Midcontinent Express Pipeline LLC, 6.7%, due 9/15/2019	$500,000	537,500
NGPL PipeCo LLC, 9.625%, due 6/1/2019	$1,200,000	1,240,200
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, due 11/15/2020	$615,000	639,216
NuStar Logistics LP, 7.65%, due 4/15/2018	$500,000	529,375
PBF Holding Company LLC, 8.25%, due 2/15/2020	$2,775,000	2,844,375
PBF Holding Company LLC, 7%, due 11/15/2023	$350,000	357,000
Regency Energy Partners LP, 6.5%, due 7/15/2021	$2,739,000	2,834,865
Regency Energy Partners LP, 5.5%, due 4/15/2023	$2,612,000	2,732,387
Western Refining, Inc., 6.25%, due 4/1/2021	$501,000	517,596
Williams Partners LP/ACMP Finance Corp., 4.875%, due 5/15/2023	$1,193,000	1,231,773
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$200,000	208,000

		16,898,534

Financial - 34.1%
Alliance Data Systems Corp., 5.25%, due 12/1/2017	$550,000	558,938
Alliance Data Systems Corp., 6.375%, due 4/1/2020	$2,044,000	2,084,880
Alliance Data Systems Corp., 5.375%, due 8/1/2022	$423,000	427,759
Allstate Corporation, 6.125%, due 5/15/2037	$2,000,000	1,960,000
Ally Financial, Inc., 4.25%, due 4/15/2021	$200,000	205,000
American Equity Investment Life Holding Co., 6.625%, due 7/15/2021	$2,000,000	2,083,750
Assured Guaranty US Holdings, Inc., 3.343%, due 12/15/2066	$625,000	490,625
Astoria Financial Corporation, 5%, due 6/19/2017	$200,000	200,473
Athene Global Funding, 2.875%, due 10/23/2018	$2,120,000	2,132,288
Athene Global Funding, 4%, due 1/25/2022	$1,000,000	1,032,403
Bank of America Corporation, 1.723%, due 9/15/2026	$100,000	91,001
Bank of the Ozarks, Inc., 5.5%, due 7/1/2026	$250,000	264,375
Charles Schwab Corp., 4.625%, due 3/1/2022	$1,000,000	1,011,088
Chubb Corp., 6.375%, due 4/15/2037	$1,400,000	1,389,500
Citigroup, Inc., 1.48%, due 8/25/2036	$100,000	82,652
CNP Assurances, 7.5%, due 10/29/2049	$700,000	748,724
E*Trade Financial Corp., 5.375%, due 11/15/2022	$209,000	220,765
Everest Reinsurance Holdings, Inc., 6.6%, due 5/15/2037	$370,000	342,250
Fairfax Financial Holdings Ltd, 5.8%, due 5/15/2021	$300,000	325,634
Fidelity & Guaranty Life Holdings, Inc., 6.375%, due 4/1/2021	$240,000	247,200
Fifth Third Bancorp, 5.1%, due 12/29/2049	$250,000	249,375

Finial Holdings, Inc., 7.125%, due 10/15/2023	$250,000	293,702
First American Financial Corp., 4.3%, due 2/1/2023	$300,000	305,724
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	105,375
Fly Leasing Limited, 6.375%, due 10/15/2021	$300,000	313,500
Friends Life Holdings PLC, 7.875%, Perpetual Call 11/8/2018	$1,000,000	1,074,482
GFI Group, Inc., 8.375%, due 7/19/2018	$1,000,000	1,068,750
Goldman Sachs Capital II, 4%, due 12/29/2049	$1,239,000	1,056,248
Goldman Sachs Group, Inc., 2%, due 4/29/2021	$100,000	98,090
Hartford Financial Services Group, Inc., 8.125%, due 6/15/2038	$494,000	523,487
Icahn Enterprises LP, 6%, due 8/1/2020	$500,000	518,750
Icahn Enterprises LP, 6.75%, due 2/1/2024	$250,000	261,563
ILFC E-Capital Trust 1, 4.67%, due 12/21/2065	$500,000	476,250
ING Bank NV, 4.125%, due 11/21/2023	$500,000	510,722
Jackson National Life Global Funding, 4.7%, due 6/1/2018	$100,000	103,154
Jefferies Group LLC, 4.25%, due 7/21/2031	$100,000	96,902
JMP Group, Inc., 8% Senior Notes due 1/15/2023	7,300	187,756
JPMorgan Chase & Co., 2.044%, due 3/21/2023	$100,000	99,365
JPMorgan Chase & Co., 7.9%, due 12/29/2049	$2,500,000	2,615,625
KCG Holdings, Inc., 6.875%, due 3/15/2020	$400,000	416,250
Kemper Corp., 6%, due 5/15/2017	$200,000	200,207
Liberty Mutual Group, Inc., 7%, 3/15/2037	$750,000	718,875
Lincoln National Corporation, 3.399%, due 5/17/2066	$750,000	668,438
Medley LLC, 6.875% Senior Notes, due 8/15/2026	4,000	98,280
Mellon Capital IV, 4%, due 6/20/2165	$500,000	428,750
MetLife, Inc., 5.25%, due 12/29/2049	$250,000	260,250
Morgan Stanley, 5%, due 1/25/2019	$100,000	104,750
Nationwide Mutual Insurance Co., 3.421%, due 12/15/2024	$1,200,000	1,184,881
Nuveen Floating Rate Income Opportunity Fund, 2.5%, due 1/1/2022	$1,250,000	1,235,156
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$750,000	716,250
Progressive Corporation, 6.7%, due 6/15/2037	$1,432,000	1,440,950
Prudential Financial, Inc., 8.875%, due 6/15/2038	$400,000	427,856
Prudential Financial, Inc., 5.875%, due 9/15/2042	$500,000	553,027
QBE Capital Funding III Ltd., 7.25%, due 11/24/2043	$350,000	400,313
Reinsurance Group of America, Inc., 3.628%, due 12/15/2065	$500,000	468,000
Royal Bank of Scotland Group PLC, 2.25%, due 12/15/2017	$50,000	49,742
Royal Bank of Scotland Group PLC, 7.5%, due 12/29/2049	$200,000	207,625
StanCorp Financial Group, Inc., 6.9%, due 6/1/2067	$987,000	893,235
Standard Chartered PLC, 4%, due 7/12/2022	$200,000	200,781
Synovus Financial Corp., 5.75%, due 12/15/2025	$250,000	265,625
US Bancorp, 5.125%, due 12/29/2049	$100,000	105,750
USB Capital IX, 3.5%, due 3/30/2017	$885,000	763,313
Wachovia Capital Trust III, 5.57%, due 3/29/2049	$500,000	502,500
Wells Fargo & Company, 7.98%, due 3/29/2049	$500,000	523,750
XLIT Ltd., 6.5%, due 10/29/2049	$1,250,000	1,065,625
ZFS Finance USA Trust V, 6.5%, due 5/6/2037	$1,721,000	1,727,196

		41,485,500

Industrial - 2.9%
AerCap Aviation Solutions BV, 6.375%, due 5/30/2017	$200,000	200,714
Allegion PLC, 5.875%, due 9/15/2023	$1,500,000	1,608,750
Aviation Capital Group Corp., 2.875%, due 9/17/2018	$200,000	201,865
General Electric Company, 1.519%, due 8/15/2036	$250,000	224,046
General Electric Company, 5%, due 12/29/2049	$246,000	259,776
Kennametal, Inc., 2.65%, due 11/1/2019	$200,000	200,207
Spirit AeroSystems, Inc., 5.25%, due 3/15/2022	$500,000	519,714
Standard Industries, Inc., 5.125%, due 2/15/2021	$243,000	254,846
Stanley Black & Decker, Inc., 5.75%, due 12/15/2053	$100,000	105,875

		3,575,793

Real Estate Investment Trusts - 1.8%
Care Capital Properties LP, 5.125%, due 8/15/2026	$100,000	100,570
MPT Operating Partnership LP/ MPT Finance Corp., 6.375%, due 2/15/2022	$1,300,000	1,345,500
MPT Operating Partnership LP/ MPT Finance Corp., 6.375%, due 3/1/2024	$125,000	135,938
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	129,500
Senior Housing Properties Trust, 3.25%, due 5/1/2019	$500,000	505,009

		2,216,517

Technology - 9.0%
Activision Blizzard, Inc., 6.125%, due 9/15/2023	$200,000	217,072
Broadcom Corporation, 2.7%, due 11/1/2018	$1,294,000	1,302,876
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/2019	$200,000	204,662
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	$450,000	486,245
Dun & Bradstreet Corp., 3.25%, due 12/1/2017	$250,000	251,849
Hewlett Packard Enterprise Co., 3.6%, due 10/15/2020	$200,000	206,895
KLA-Tencor Corporation, 2.375%, due 11/1/2017	$100,000	100,348
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$300,000	313,875
Lexmark International, Inc., 5.125%, due 3/15/2020	$1,100,000	1,138,150
Micron Technology, Inc., 5.25%, due 8/1/2023	$350,000	364,000
Micron Technology, Inc., 7.5%, due 9/15/2023	$1,149,000	1,289,753
Seagate HDD Cayman, 4.25%, due 3/1/2022	$800,000	799,209
Seagate HDD Cayman, 4.75%, due 6/1/2023	$900,000	910,202
Western Digital Corporation, 7.375%, due 4/1/2023	$2,307,000	2,531,933
Western Digital Corporation, 10.5%, due 4/1/2024	$750,000	885,000

		11,002,069

Utilities - 0.9%
Cleveland Electric Illuminating Company, 7.88%, due 11/1/2017	$200,000	205,830
Dominion Resources, Inc., 7.5%, due 6/30/2066	$100,000	94,750
DPL Inc., 7.25%, due 10/15/2021	$100,000	107,500
FPL Energy National Wind LLC, 5.608%, due 3/10/2024	$374,600	376,473
NextEra Energy Capital Holdings, Inc., 6.35%, due 10/1/2066	$200,000	179,000
WEC Energy Group, Inc., 6.25%, due 5/15/2067	$100,000	94,000

		1,057,553

TOTAL CORPORATE BONDS & NOTES		108,275,649

INVESTMENT COMPANIES - 6.0%
Exchange Traded Funds - 1.5%
AdvisorShares Newfleet Multi-Sector Income ETF	25,000	1,216,323
Vanguard Short-Term Corporate Bond ETF	7,000	559,440

		1,775,763

Money Market Funds - 4.5%
Federated Government Obligations Fund	5,517,384	5,517,384

TOTAL INVESTMENT COMPANIES		7,293,147

PREFERRED STOCKS - 1.3%
Financial - 1.0%
Argo Group US, Inc., 6.5% Preferred	31,317	800,463
EverBank Financial Corp., 6.75% Preferred	15,000	381,015
State Street Corp., 5.35% Preferred Series G	1,000	26,720

		1,208,198

Real Estate Investment Trusts - 0.1%
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	3,000	79,136
Bluerock Residential Growth REIT, Inc., 7.125% Preferred Series D	3,000	74,700

		153,836

Utilities - 0.2%
Georgia Power Company, 6.5% Preferred Series 07-A	2,486	254,893

TOTAL PREFERRED STOCKS		1,616,927

SECURITIZED DEBT OBLIGATIONS - 2.1%
Asset Backed Securities - 2.0%
Dell Equipment Finance Trust, 3.24%, due 7/22/2022	$300,000	302,071
Emerald Aviation Finance Ltd., 4.65%, due 10/15/2038	$586,200	600,855
Hertz Vehicle Financing II LP 2015-3A, 4.44%, due 9/25/2021	$100,000	100,407
Longtrain Leasing III LLC 2015-1A, 2.98%, due 1/15/2045	$384,210	373,399
Wendy’s Funding LLC 2015-1A, 3.371%, due 6/15/2045	$492,500	496,734
World Financial Network Credit Card Master Trust, 1.98%, due 8/15/2023	$500,000	497,048

		2,370,514

Mortgage Backed Securities - 0.1%
GS Mortgage Securities Trust 2007-GG10, 5.9883%, due 8/10/2045	$84,870	84,846
Sequoia Mortgage Trust, 3%, due 7/25/2042	$28,884	28,884

		113,730

TOTAL SECURITIZED DEBT OBLIGATIONS		2,484,244

U. S. TREASURY NOTES & BONDS - 0.4%
U.S. Treasury Note, 1%, due 3/15/18	$500,000	499,561

TOTAL U.S. TREASURY NOTES & BONDS		499,561

TOTAL INVESTMENTS - 98.8% (cost $119,049,097)		120,169,528
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		1,456,876

Net Assets - 100.0%		$121,626,404

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2017

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Growth Funds - 35.8%
API Growth Fund Class A*(1)	648,185	$10,565,413

Income Funds - 32.9%
API Capital Income Fund Institutional Class(1)	215,380	9,730,861

Mid Cap Funds - 14.8%
Yorktown Mid Cap Fund Institutional Class(1)	417,401	4,386,884

Money Market Funds - 0.3%
Federated Government Obligations Fund	72,632	72,632

Small Cap Funds - 16.2%
Yorktown Small Cap Fund Institutional Class(1)	397,977	4,783,689

TOTAL INVESTMENTS - 100.0% (cost $18,567,680)		29,539,479
OTHER ASSETS IN EXCESS OF LIABILITIES - Less Than 0.05%		12,231

Net Assets - 100.0%		$29,551,710

*	Non-income producing security
(1)	Affiliated issuer

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$41,593,087	$—	$—	$41,593,087
Investment Companies	344,318	—	—	344,318

Total	$41,937,405	$—	$—	$41,937,405

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$63,258,486	$—	$—	$63,258,486
Investment Companies	492,635	—	—	492,635

Total	$63,751,121	$—	$—	$63,751,121

Multi-Asset Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$116,993,351	$—	$—	$116,993,351
Corporate Bonds & Notes	—	401,894,636	—	401,894,636
Investment Companies	234,193,169	—	—	234,193,169
Preferred Stocks	30,158,813	—	—	30,158,813
Securitized Debt Obligations	—	1,892,772	—	1,892,772

Total	$381,345,333	$403,787,408	$—	$785,132,741

Short Term Bond Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Corporate Bonds & Notes	$—	$108,275,649	$—	$108,275,649
Investment Companies	7,293,147	—	—	7,293,147
Preferred Stocks	1,616,927	—	—	1,616,927
Securitized Debt Obligations	—	2,484,244	—	2,484,244
U.S. Treasury Notes & Bonds	—	499,561	—	499,561

Total	$8,910,074	$111,259,454	$—	$120,169,528

Master Allocation Fund

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Investment Companies	$29,539,479	$—	$—	$29,539,479

At April 30, 2017, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital		Multi-Asset	Short Term	Master
	Income	Growth	Income	Bond	Allocation
	Fund	Fund	Fund	Fund	Fund
Cost of investments	$32,352,658	$44,038,202	$757,523,601	$119,049,097	$18,780,353

Gross unrealized appreciation	$9,991,634	$20,440,793	$35,717,726	$1,433,207	$10,759,126
Gross unrealized depreciation	(406,887)	(727,874)	(8,108,586)	(312,776)	—

Net unrealized appreciation/(depreciation) on investments	$9,584,747	$19,712,919	$27,609,140	$1,120,431	$10,759,126

Yorktown Small Cap Fund

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - 89.27%
Consumer Discretionary - 9.20%
1-800-Flowers.com, Inc., Class A *	500	$5,375
AMC Entertainment Holdings, Inc., Class A	1,090	33,027
American Public Education, Inc. *	240	5,304
America’s Car-Mart, Inc. *	200	7,460
Ballantyne Strong, Inc. *	600	3,780
Barnes & Noble Education, Inc. *	400	4,164
Beasley Broadcast Group, Inc., Class A	330	4,340
Beazer Homes USA, Inc. *	700	8,687
Belmond Ltd., Class A *	1,800	22,320
Big 5 Sporting Goods Corp.	900	13,860
Black Diamond, Inc. *	600	3,150
Bridgepoint Education, Inc. *	500	6,100
Caesars Acquisition Co., Class A *	4,640	80,968
Caesars Entertainment Corp. *	2,000	22,200
Capella Education Co.	100	9,530
Career Education Corp. *	1,060	10,759
Cavco Industries, Inc. *	90	10,688
Century Communities, Inc. *	200	5,460
Chegg, Inc. *	700	6,307
Citi Trends, Inc.	300	5,637
Conn’s, Inc. *	500	8,800
Cooper Tire & Rubber Co.	600	22,980
Cooper-Standard Holding, Inc. *	610	68,973
Culp, Inc.	200	6,420
Dana, Inc.	900	17,478
Deckers Outdoor Corp. *	200	11,918
Del Taco Restaurants, Inc. *	600	7,890
Denny’s Corp. *	1,280	16,256
DeVry Education Group, Inc. *	2,120	80,242
E.W. Scripps Co./The, Class A *	1,300	28,964
Eldorado Resorts, Inc. *	440	8,415
Entercom Communications Corp., Class A	1,250	15,812
Finish Line, Inc./The, Class A	300	4,743
Five Below, Inc. *	400	19,648
Flexsteel Industries, Inc.	100	5,312
Fogo De Chao, Inc. *	400	6,780
Fox Factory Holding Corp. *	400	12,020
Fred’s, Inc., Class A	600	8,832
FTD Companies, Inc. *	300	6,000
Full House Resorts, Inc. *	1,700	4,097
Gaia, Inc. *	570	6,242
Golden Entertainment, Inc. *	500	7,020
Grand Canyon Education, Inc. *	300	22,548
Group 1 Automotive, Inc.	280	19,306
Guess?, Inc.	400	4,464
Hooker Furniture Corp.	400	17,380
Houghton Mifflin Harcourt Co. *	800	9,200
Hovnanian Enterprises, Inc., Class A *	2,600	6,084
ILG, Inc. *	1,300	31,343
Installed Building Products, Inc. *	280	14,938
Intrawest Resorts Holdings, Inc. *	1,600	37,728
iRobot Corp. *	200	15,948
Isle of Capri Casinos, Inc. *	800	18,448
Jack in the Box, Inc.	100	10,197

Johnson Outdoors, Inc., Class A	350	12,712
K12, Inc. *	1,400	26,390
KB Home	1,300	26,780
La Quinta Holdings, Inc. *	900	12,699
Lands’ End, Inc. *	700	16,520
LCI Industries	830	83,954
Liberty Media Corp-Liberty Media, Class A *	200	6,782
Lifetime Brands, Inc.	500	9,600
Lincoln Educational Services Corp. *	2,700	7,776
Lumber Liquidators Holdings, Inc. *	700	17,185
M.D.C. Holdings, Inc.	720	22,327
M/I Homes, Inc. *	300	8,148
Malibu Boats, Inc., Class A *	300	6,912
Marcus Corp./The	400	13,520
Marine Products Corp.	1,050	12,558
MarineMax, Inc. *	300	6,105
Marriott Vacations Worldwide Corp.	300	33,054
Meredith Corp.	660	38,643
Modine Manufacturing Co. *	500	6,050
Movado Group, Inc.	300	7,020
Murphy USA, Inc.	190	13,218
NACCO Industries, Inc., Class A	300	25,395
New York Times Co./The, Class A	900	13,005
Nutrisystem, Inc.	200	10,690
Office Depot, Inc.	6,900	34,293
Penn National Gaming, Inc. *	300	5,544
Perry Ellis International, Inc. *	200	4,104
PetMed Express, Inc.	740	17,094
Pier 1 Imports, Inc.	2,000	13,480
RCI Hospitality Holdings, Inc.	530	8,819
Reading International, Inc., Class A *	830	13,056
Regis Corp. *	600	6,546
Rent-A-Center, Inc.	700	7,483
RetailMeNot, Inc. *	400	4,640
RH *	950	45,571
Saga Communications, Inc., Class A	110	5,638
Salem Media Group, Inc.	300	2,295
Scholastic Corp.	300	12,969
Scientific Games Corp., Class A *	500	11,875
Shutterfly, Inc. *	100	5,190
Sonic Automotive, Inc., Class A	600	11,760
Sotheby’s *	300	14,208
Spartan Motors, Inc.	600	4,950
Standard Motor Products, Inc.	810	41,172
Steven Madden Ltd. *	600	22,830
Superior Industries International, Inc.	410	8,918
Taylor Morrison Home Corp., Class A *	1,100	25,410
Time, Inc.	1,200	18,240
TopBuild Corp. *	580	29,690
Townsquare Media, Inc., Class A *	200	2,420
TRI Pointe Group, Inc. *	700	8,715
Tribune Media Co., Class A	500	18,280
Tronc, Inc. *	240	3,442
Unifi, Inc. *	200	5,614
Visteon Corp. *	100	10,295
William Lyon Homes, Class A *	400	8,800
Wolverine World Wide, Inc.	300	7,233
ZAGG, Inc. *	900	6,390
Zumiez, Inc. *	300	5,385

		1,740,934

Consumer Staples - 2.17%
Alico, Inc.	200	5,990
Andersons, Inc./The	600	22,410
Avon Products, Inc. *	1,200	5,820
Central Garden & Pet Co., Class A *	1,100	38,753
Central Garden & Pet Co. *	1,630	61,614
Darling Ingredients, Inc. *	2,960	44,785
Dean Foods Co.	700	13,818
Fresh Del Monte Produce, Inc.	800	49,040
Ingles Markets, Inc., Class A	300	14,010
John B. Sanfilippo & Son, Inc.	100	7,350
Landec Corp. *	500	6,875
MGP Ingredients, Inc.	210	10,996
Omega Protein Corp.	400	8,060
SpartanNash Co.	500	18,400
Sprouts Farmers Market, Inc. *	1,600	35,696
Synutra International, Inc. *	900	5,423
United Natural Foods, Inc. *	500	20,765
Universal Corp.	200	14,690
Village Super Market, Inc., Class A	100	2,639
Weis Markets, Inc.	400	23,124

		410,258

Energy - 5.39%
Adams Resources & Energy, Inc.	100	4,062
Alon USA Energy, Inc.	3,500	42,315
Archrock, Inc.	3,600	42,480
Ardmore Shipping Corp.	1,300	10,075
Atwood Oceanics, Inc. *	600	4,698
Bristow Group, Inc.	500	6,685
Callon Petroleum Co. *	1,700	20,128
Delek US Holdings, Inc.	2,600	62,582
DHT Holdings, Inc.	1,800	8,622
Earthstone Energy, Inc., Class A *	400	5,388
EP Energy Corp., Class A *	1,400	6,328
Era Group, Inc. *	400	5,084
Exterran Corp. *	700	19,159
Forum Energy Technologies, Inc. *	1,820	30,758
GasLog Ltd.	600	8,400
Gener8 Maritime, Inc. *	1,600	8,592
Golar LNG Ltd.	1,600	40,816
Green Plains, Inc.	700	16,100
Gulf Island Fabrication, Inc.	400	3,980
Hallador Energy Co.	600	4,014
Helix Energy Solutions Group, Inc. *	2,050	12,546
Kosmos Energy Ltd. *	2,700	16,227
Matador Resources Co. *	600	13,008
McDermott International, Inc. *	4,600	30,084
Natural Gas Services Group, Inc. *	500	13,700
Newpark Resources, Inc. *	1,600	12,240
Noble Energy, Inc.	1,254	40,552
Oasis Petroleum, Inc. *	4,574	54,614
Oceaneering International, Inc.	900	23,751
Oil States International, Inc. *	700	20,825
Pacific Ethanol, Inc. *	670	4,556
Par Pacific Holdings, Inc. *	400	6,548
Patterson-UTI Energy, Inc.	1,200	25,974
PDC Energy, Inc. *	500	27,615
Pioneer Energy Services Corp. *	1,400	4,270
Renewable Energy Group, Inc. *	900	9,405
REX American Resources Corp. *	300	28,404
Rice Energy, Inc. *	300	6,387
Ring Energy, Inc. *	680	8,160
RSP Permian, Inc. *	1,260	47,943
Scorpio Tankers, Inc.	1,100	4,840

SEACOR Holdings, Inc. *	700	45,962
SemGroup Corp., Class A	850	28,305
Ship Finance International Ltd.	500	7,025
Teekay Corp.	800	6,944
TransAtlantic Petroleum Ltd. *	4,000	5,560
Tsakos Energy Navigation Ltd.	1,400	6,426
U.S. Silica Holdings, Inc.	700	29,050
Unit Corp. *	1,660	35,673
Western Refining, Inc.	1,200	41,388
Willbros Group, Inc. *	1,200	3,300
WPX Energy, Inc. *	4,000	47,720

		1,019,268

Financials - 23.16%
1st Source Corp.	190	9,179
Access National Corp.	319	9,037
ACNB Corp.	200	6,190
AG Mortgage Investment Trust, Inc.	500	9,475
Allegiance Bancshares, Inc. *	750	29,287
Altisource Residential Corp. *	2,000	28,760
A-Mark Precious Metals, Inc.	300	5,283
Ambac Financial Group, Inc. *	900	17,487
American Equity Investment Life Holding Co.	3,200	75,904
American National Bankshares, Inc.	100	3,840
Ameris Bancorp	680	32,028
AMERISAFE, Inc.	380	21,869
Argo Group International Holdings Ltd.	400	26,380
Arrow Financial Corp.	133	4,555
Baldwin & Lyons, Inc., Class B	300	7,350
Banc of California, Inc.	230	4,991
Banco Latinoamericano de Comercio Exterior SA, Class E	590	16,921
BancorpSouth, Inc.	1,200	36,540
Bank of Marin Bancorp	100	6,315
Bankwell Financial Group, Inc.	260	9,396
Bar Harbor Bankshares	148	4,557
Beneficial Bancorp, Inc.	800	12,800
Berkshire Hills Bancorp, Inc.	400	15,000
Blue Hills Bancorp, Inc.	400	7,240
BNC Bancorp	951	31,811
BofI Holding, Inc. *	300	7,167
BOK Financial Corp.	400	33,716
Bridge Bancorp, Inc.	170	6,163
Bryn Mawr Bank Corp.	590	25,311
C&F Financial Corp.	100	5,000
Camden National Corp.	300	12,825
Capital City Bank Group, Inc.	300	6,183
Carolina Financial Corp.	430	13,270
Cascade Bancorp *	350	2,618
CenterState Banks, Inc.	540	13,624
Central Valley Community Bancorp	950	21,574
Charter Financial Corp.	300	5,505
Chemical Financial Corp.	788	37,390
Cherry Hill Mortgage Investment Corp.	400	6,956
City Holding Co.	300	21,327
CNB Financial Corp.	200	4,778
CNO Financial Group, Inc.	1,300	27,391
Codorus Valley Bancorp, Inc.	100	2,899
Columbia Banking System, Inc.	900	35,559
Community Bank System, Inc.	510	28,534
ConnectOne Bancorp, Inc.	400	8,880
Consumer Portfolio Services, Inc. *	2,400	11,688
Cowen Group, Inc., Class A *	475	7,553
CU Bancorp *	300	11,183

Cullen/Frost Bankers, Inc.	500	47,195
Customers Bancorp, Inc. *	200	6,186
CVB Financial Corp.	1,200	25,848
CYS Investments, Inc.	1,800	15,354
Eagle Bancorp, Inc. *	80	4,792
Eastern Virginia Bankshares, Inc.	460	5,276
Ellington Residential Mortgage REIT	400	6,040
Employers Holdings, Inc.	970	38,800
Encore Capital Group, Inc. *	300	10,005
Enova International, Inc. *	1,400	19,880
Enterprise Bancorp, Inc.	300	10,503
Enterprise Financial Services Corp.	440	18,590
ESSA Bancorp, Inc.	700	10,591
Evans Bancorp, Inc.	200	7,600
EverBank Financial Corp.	1,200	23,400
EZCORP, Inc., Class A *	700	6,335
F.N.B. Corp.	3,112	44,315
Farmers Capital Bank Corp.	80	3,320
Farmers National Banc Corp.	400	5,720
FCB Financial Holdings, Inc., Class A *	330	15,592
Federal Agricultural Mortgage Corp., Class C	300	17,115
Federated National Holding Co.	190	3,055
Fidelity Southern Corp.	700	15,764
Financial Engines, Inc.	400	17,000
Financial Institutions, Inc.	170	5,695
First Bancorp	430	12,917
First Bancorp, Inc./The	320	8,630
First BanCorp. (Puerto Rico) *	3,470	20,404
First Citizens BancShares, Inc., Class A	80	27,845
First Commonwealth Financial Corp.	2,100	27,111
First Community Bancshares, Inc.	630	16,670
First Connecticut Bancorp, Inc.	190	5,073
First Defiance Financial Corp.	600	32,184
First Financial Bancorp	1,340	37,051
First Financial Bankshares, Inc.	400	15,980
First Merchants Corp.	800	33,104
First Mid-Illinois Bancshares, Inc.	171	5,576
First Midwest Bancorp, Inc.	1,800	40,878
First of Long Island Corp./The	225	6,120
First United Corp. *	700	9,835
First US Bancshares, Inc.	200	2,358
FirstCash, Inc.	400	20,780
Flushing Financial Corp.	200	5,896
FNFV Group *	1,410	19,317
Franklin Financial Network, Inc. *	360	14,598
Fulton Financial Corp.	2,900	53,505
GAIN Capital Holdings, Inc.	1,200	8,508
Genworth Financial, Inc., Class A *	2,400	9,696
German American Bancorp, Inc.	450	14,796
Glacier Bancorp, Inc.	1,200	40,536
Great Southern Bancorp, Inc.	300	15,045
Great Western Bancorp, Inc.	1,910	78,692
Green Bancorp, Inc. *	500	9,000
Green Dot Corp. *	620	21,260
Greenhill & Co., Inc.	500	12,650
Greenlight Capital Re, Ltd., Class A *	700	15,085
Guaranty Bancorp	300	7,545
Hallmark Financial Services, Inc. *	300	3,153
Hancock Holding Co.	1,800	84,060
Hanmi Financial Corp.	600	17,430
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	900	19,728
Hanover Insurance Group, Inc.	400	35,308

HCI Group, Inc.	500	23,845
Health Insurance Innovations, Inc. *	1,200	20,100
Heartland Financial USA, Inc.	200	9,600
Heritage Commerce Corp.	590	8,425
Heritage Financial Corp.	500	13,200
Heritage Insurance Holdings, Inc.	600	7,260
Hilltop Holdings, Inc.	800	22,248
Home BancShares, Inc.	840	21,378
HomeTrust Bancshares, Inc. *	230	5,750
Hope Bancorp, Inc.	400	7,324
Horizon Bancorp	200	5,398
Huntington Bancshares, Inc.	3,405	43,788
IBERIABANK Corp.	1,000	79,350
Independence Holding Co.	200	3,790
Independent Bank Corp.	500	31,650
Independent Bank Group, Inc.	100	6,015
International Bancshares Corp.	1,300	48,620
INTL. FCStone, Inc. *	300	11,205
KCG Holdings, Inc., Class A *	1,560	31,044
Kemper Corp.	300	11,805
Ladder Capital Corp.	1,032	15,098
Lakeland Bancorp, Inc.	1,000	19,450
Lakeland Financial Corp.	500	22,830
LegacyTexas Financial Group, Inc.	700	26,467
Legg Mason, Inc.	500	18,690
LendingTree, Inc. *	150	21,135
LPL Financial Holdings, Inc.	500	21,020
Macatawa Bank Corp.	1,230	11,771
Maiden Holdings Ltd.	1,100	13,585
Marlin Business Services Corp.	200	5,090
MB Financial, Inc.	890	37,834
MBIA, Inc. *	1,600	13,440
Mercantile Bank Corp.	200	6,726
Merchants Bancshares, Inc.	300	14,940
Meta Financial Group, Inc.	200	16,980
MGIC Investment Corp. *	4,700	49,538
MidSouth Bancorp, Inc.	370	5,643
MutualFirst Financial, Inc.	270	8,897
National Bankshares, Inc.	80	3,364
National Commerce Corp. *	200	7,740
National General Holdings Corp.	300	6,822
National Western Life Group, Inc., Class A	130	39,811
Nationstar Mortgage Holdings, Inc. *	1,240	19,976
NBT Bancorp, Inc.	520	19,854
Nelnet, Inc., Class A	500	22,505
NewStar Financial, Inc.	600	6,444
Nicolet Bankshares, Inc. *	100	4,930
NMI Holdings, Inc., Class A *	2,400	27,840
Northrim Bancorp, Inc.	240	7,680
Northwest Bancshares, Inc.	1,100	17,754
OceanFirst Financial Corp.	483	13,355
Ocwen Financial Corp. *	3,800	8,702
OFG Bancorp	1,700	19,890
Old National Bancorp	2,000	33,600
Old Second Bancorp, Inc.	1,140	13,680
OneBeacon Insurance Group Ltd., Class A	1,200	19,140
Orrstown Financial Services, Inc.	220	4,719
Pacific Premier Bancorp, Inc. *	376	13,743
Park Sterling Corp.	1,200	14,760
Parke Bancorp, Inc.	250	5,950
Peapack-Gladstone Financial Corp.	300	9,618
People’s Utah Bancorp	300	7,920

Pinnacle Financial Partners, Inc.	800	51,200
Piper Jaffray Co., Inc.	300	18,780
PRA Group, Inc. *	700	22,540
Preferred Bank	440	23,316
Primerica, Inc.	170	14,246
Prosperity Bancshares, Inc.	600	40,320
QCR Holdings, Inc.	520	23,712
Radian Group, Inc.	1,500	25,320
Redwood Trust, Inc.	1,600	27,312
Regional Management Corp. *	200	3,966
Renasant Corp.	300	12,720
Republic Bancorp, Inc., Class A	120	4,318
Riverview Bancorp, Inc.	500	3,630
S&T Bancorp, Inc.	800	28,768
Seacoast Banking Corp. of Florida, Class A *	400	9,680
ServisFirst Bancshares, Inc.	720	27,216
Sierra Bancorp	600	15,042
Simmons First National Corp., Class A	300	16,395
Southern First Bancshares, Inc. *	230	7,751
Southside Bancshares, Inc.	934	32,428
State Bank Financial Corp.	500	13,430
State National Companies, Inc.	600	8,802
Sterling Bancorp	2,530	58,822
Stewart Information Services Corp.	400	18,976
Stifel Financial Corp. *	1,000	48,870
Stock Yards Bancorp, Inc.	455	18,655
Stonegate Mortgage Corp. *	1,700	13,515
Summit Financial Group, Inc.	290	6,342
Sutherland Asset Management Corp.	600	8,760
Texas Capital Bancshares, Inc. *	1,000	76,100
Third Point Reinsurance Ltd. *	900	10,890
Tompkins Financial Corp.	170	14,054
TowneBank	1,203	39,037
Trico Bancshares	270	9,574
TriState Capital Holdings, Inc. *	500	12,450
Triumph Bancorp, Inc. *	400	8,960
Trustmark Corp.	1,000	33,220
Two Harbors Investment Corp.	2,100	20,979
UMB Financial Corp.	600	43,494
Union Bankshares Corp.	540	18,490
United Bancorp, Inc.	190	2,271
United Bankshares, Inc.	600	23,940
United Community Banks, Inc.	1,300	35,555
United Community Financial Corp.	800	6,832
United Insurance Holdings Corp.	400	6,104
Universal Insurance Holdings, Inc.	1,100	28,655
Veritex Holdings, Inc. *	600	16,164
Virtus Investment Partners, Inc.	100	10,640
Walker & Dunlop, Inc. *	600	26,910
Washington Trust Bancorp, Inc.	200	9,840
Waterstone Financial, Inc.	700	13,300
Webster Financial Corp.	1,800	91,458
WesBanco, Inc.	183	7,285
Westamerica Bancorp	600	33,012
Western Asset Mortgage Capital Corp.	700	7,371
Wintrust Financial Corp.	1,180	83,615
World Acceptance Corp. *	100	5,290
WSFS Financial Corp.	200	9,440

		4,382,072

Health Care - 5.00%
Achaogen, Inc. *	900	21,672
Acorda Therapeutics, Inc. *	200	3,230
Addus HomeCare Corp. *	300	10,185
Akorn, Inc. *	800	26,760
Almost Family, Inc. *	70	3,476
Alnylam Pharmaceuticals, Inc. *	400	21,440
AMAG Pharmaceuticals, Inc. *	400	9,760
Amedisys, Inc. *	300	16,260
AngioDynamics, Inc. *	720	11,174
Antares Pharma, Inc. *	3,800	11,856
Array BioPharma, Inc. *	1,100	9,537
Assembly Biosciences, Inc. *	500	11,815
BioSpecifics Technologies Corp. *	100	5,673
Bluebird Bio, Inc. *	390	34,690
Cara Therapeutics, Inc. *	500	7,945
Castlight Health, Inc., Class B *	1,300	5,005
Chimerix, Inc. *	1,300	7,774
Community Health Systems, Inc. *	1,400	12,054
Computer Programs & Systems, Inc.	300	8,235
CONMED Corp.	300	14,748
CorVel Corp. *	400	17,800
Cross Country Healthcare, Inc. *	380	5,309
CryoLife, Inc.	270	4,901
Diplomat Pharmacy, Inc. *	800	12,480
Enanta Pharmaceuticals, Inc. *	300	9,525
Ensign Group, Inc./The	200	3,590
Epizyme, Inc. *	300	5,415
Esperion Therapeutics, Inc. *	700	25,025
Evolent Health, Inc., Class A *	800	18,600
Exactech, Inc. *	220	6,523
Exelixis, Inc. *	2,300	51,520
Haemonetics Corp. *	300	12,564
Halozyme Therapeutics, Inc. *	700	9,758
Halyard Health, Inc. *	500	19,750
HealthEquity, Inc. *	300	13,656
Heska Corp. *	390	42,217
ImmunoGen, Inc. *	4,100	17,794
Innoviva, Inc. *	1,800	21,213
Inovalon Holdings, Inc., Class A *	900	11,025
Integer Holdings Corp. *	400	14,700
Integra LifeSciences Holdings Corp. *	240	11,033
Intra-Cellular Therapies, Inc. *	900	12,438
K2M Group Holdings, Inc. *	500	11,075
Karyopharm Therapeutics, Inc. *	900	9,198
Kindred Healthcare, Inc. *	1,600	15,360
Landauer, Inc.	110	5,786
Lantheus Holdings, Inc. *	300	3,900
LHC Group, Inc. *	350	18,935
Madrigal Pharmaceuticals, Inc. *	300	4,989
Magellan Health, Inc. *	200	13,760
Misonix, Inc. *	500	5,600
Molina Healthcare, Inc. *	200	9,958
National Healthcare Corp.	200	14,884
Omeros Corp. *	1,200	19,584
OraSure Technologies, Inc. *	900	11,799
PharMerica Corp. *	500	11,800
Phibro Animal Health Corp., Class A	400	11,900
Portola Pharmaceuticals, Inc. *	500	19,995
Quality Systems, Inc. *	600	8,556
Retrophin, Inc. *	200	3,918
Sangamo Therapeutics, Inc. *	1,300	6,240
SciClone Pharmaceuticals, Inc. *	590	5,694
SeaSpine Holdings Corp. *	700	5,607
Select Medical Holdings Corp. *	1,800	24,750

Spectrum Pharmaceuticals, Inc. *	1,300	9,893
Surmodics, Inc. *	240	5,484
Tenet Healthcare Corp. *	300	4,701
Tetraphase Pharmaceuticals, Inc. *	700	5,551
Tivity Health, Inc. *	620	20,832
Triple-S Management Corp., Class B *	500	9,050
US Physical Therapy, Inc.	150	9,840
Vanda Pharmaceuticals, Inc. *	300	4,575
Wright Medical Group N.V. *	900	27,351
Zynerba Pharmaceuticals, Inc. *	300	6,294

		946,984

Industrials - 15.00%
AAR Corp.	1,100	39,589
Acacia Research Corp. *	1,000	5,450
Acco Brands Corp. *	2,300	32,775
Air Lease Corp.	600	22,884
Air Transport Services Group, Inc. *	600	11,034
Aircastle Ltd.	600	14,172
Alamo Group, Inc.	300	23,718
Allied Motion Technologies, Inc.	150	3,396
Ameresco, Inc., Class A *	2,300	14,835
American Railcar Industries, Inc.	300	12,585
Apogee Enterprises, Inc.	200	10,900
ArcBest Corp.	700	18,515
Argan, Inc.	200	13,370
Armstrong World Industries, Inc. *	200	9,350
Astec Industries, Inc.	340	21,539
Astronics Corp., Class B *	400	13,004
Atlas Air Worldwide Holdings, Inc.	1,110	64,380
Barrett Business Services, Inc.	100	5,766
Blue Bird Corp. *	300	5,580
BMC Stock Holdings, Inc. *	1,660	38,678
CAI International, Inc. *	1,400	28,868
Casella Waste Systems, Inc., Class A *	1,520	22,876
CECO Environmental Corp.	3,170	35,789
Chart Industries, Inc. *	800	29,208
CIRCOR International, Inc.	450	30,019
Colfax Corp. *	200	8,094
Columbus McKinnon Corp.	200	5,226
Commercial Vehicle Group, Inc. *	1,700	15,113
Copa Holdings SA, Class A	600	69,852
CRA International, Inc.	320	12,141
Cubic Corp.	400	20,760
Curtiss-Wright Corp.	550	51,403
DigitalGlobe, Inc. *	1,040	33,488
DMC Global, Inc.	410	6,273
Douglas Dynamics, Inc.	200	6,380
Ducommun, Inc. *	570	16,752
DXP Enterprises, Inc. *	200	7,296
Encore Wire Corp.	400	17,680
EnerSys	200	16,622
Engility Holdings, Inc. *	800	22,680
Essendant, Inc.	500	8,350
Esterline Technologies Corp. *	600	54,870
Federal Signal Corp.	1,100	17,171
FTI Consulting, Inc. *	660	22,829
GATX Corp.	700	41,930
General Cable Corp.	2,150	38,700
General Finance Corp. *	900	4,680
Gibraltar Industries, Inc. *	1,490	58,482
Global Brass & Copper Holdings, Inc.	130	4,635
Goldfield Corp./The *	930	5,069

Graham Corp.	100	2,207
Granite Construction, Inc.	200	10,542
Great Lakes Dredge & Dock Corp. *	3,100	14,105
Greenbrier Companies, Inc./The	600	26,070
Hardinge, Inc.	800	8,400
Harsco Corp. *	2,400	31,320
HC2 Holdings, Inc. *	2,300	13,432
Heidrick & Struggles International, Inc.	400	8,600
Heritage-Crystal Clean, Inc. *	200	3,010
HNI Corp.	300	14,028
Hudson Technologies, Inc. *	600	4,260
Hyster-Yale Materials Handling, Inc., Class A	300	18,033
ICF International, Inc. *	130	5,740
Insperity, Inc.	180	16,443
Insteel Industries, Inc.	200	6,962
KBR, Inc.	900	12,645
Kennametal, Inc.	1,300	54,054
KEYW Holding Corp./The *	780	7,402
Kirby Corp. *	300	21,180
KLX, Inc. *	500	23,650
Korn/Ferry International	300	9,720
Kratos Defense & Security Solutions, Inc. *	900	6,858
Lydall, Inc. *	610	31,964
Manitowoc Co., Inc. *	960	5,731
MasTec, Inc. *	2,660	117,439
McGrath RentCorp	560	19,494
Mercury Systems, Inc. *	600	22,428
Meritor, Inc. *	1,200	21,372
Miller Industries, Inc.	400	10,160
Mobile Mini, Inc.	300	8,610
Moog, Inc., Class A *	400	27,460
MRC Global, Inc. *	2,500	45,575
MSA Safety, Inc.	100	7,785
Multi-Color Corp.	600	46,080
MYR Group, Inc. *	300	12,678
Navigant Consulting, Inc. *	700	16,779
Navistar International Corp. *	1,200	32,292
Neff Corp., Class A *	430	7,568
NL Industries, Inc. *	1,900	15,390
NN, Inc.	500	13,800
NOW, Inc. *	900	15,309
Orion Group Holdings, Inc. *	800	6,040
Park-Ohio Holdings Corp.	300	11,805
Powell Industries, Inc.	410	14,141
Preformed Line Products Co.	100	5,293
Primoris Services Corp.	700	16,079
Quad Graphics, Inc.	1,620	42,541
Radiant Logistics, Inc. *	3,600	21,600
Raven Industries, Inc.	900	27,900
Regal-Beloit Corp.	400	31,540
Rexnord Corp. *	1,100	26,840
RPX Corp. *	2,000	25,680
Rush Enterprises, Inc., Class A *	1,160	43,790
Saia, Inc. *	600	28,890
Scorpio Bulkers, Inc. *	1,300	9,685
SkyWest, Inc.	1,850	68,820
SPX Corp. *	300	7,218
SPX FLOW, Inc. *	490	17,709
Steelcase, Inc., Class A	500	8,525
Sterling Construction Co., Inc. *	1,500	14,265
Supreme Industries, Inc., Class A	400	8,016
Teledyne Technologies, Inc. *	300	40,449

Terex Corp.	1,200	41,976
Textainer Group Holdings Ltd.	600	8,970
Titan International, Inc.	400	4,284
TRC Companies, Inc. *	1,000	17,500
TriMas Corp. *	500	11,475
TriNet Group, Inc. *	1,720	50,568
Triton International Ltd.	300	9,183
TrueBlue, Inc. *	400	10,940
Tutor Perini Corp. *	1,440	44,424
Twin Disc, Inc. *	400	7,840
UniFirst Corp.	200	27,840
Univar, Inc. *	830	24,775
Veritiv Corp. *	100	5,165
Viad Corp.	200	9,040
WageWorks, Inc. *	1,050	77,490
Watts Water Technologies, Inc., Class A	200	12,440
WESCO International, Inc. *	300	18,285
West Corp.	700	18,683
Willdan Group, Inc. *	300	8,511
Willis Lease Finance Corp. *	100	2,271
XPO Logistics, Inc. *	1,200	59,268

		2,839,085

Information Technology - 11.50%
	700	17,332
Actua Corp. *	900	12,600
Acxiom Corp. *	500	14,450
Advanced Energy Industries, Inc. *	800	59,040
Advanced Micro Devices, Inc. *	8,600	114,380
Alpha & Omega SemiConductor Ltd. *	390	6,455
Ambarella, Inc. *	200	11,244
Amkor Technology, Inc. *	2,600	30,628
Anixter International, Inc. *	300	24,465
Applied Optoelectronics, Inc. *	500	24,695
Axcelis Technologies, Inc. *	1,000	19,250
AXT, Inc. *	2,960	19,980
Bankrate, Inc. *	800	8,480
Bel Fuse, Inc., Class B	180	4,356
Black Box Corp.	300	2,970
Blucora, Inc. *	1,880	34,686
Cabot Microelectronics Corp.	200	15,670
Carbonite, Inc. *	300	6,480
Cass Information Systems, Inc.	100	6,647
Cavium, Inc. *	166	11,429
CEVA, Inc. *	440	15,840
Cirrus Logic, Inc. *	800	51,480
Coherent, Inc. *	300	64,680
Cohu, Inc.	500	9,365
Control4 Corp. *	300	5,070
Cray, Inc. *	400	7,160
CTS Corp.	680	15,028
Daktronics, Inc.	600	5,676
Diebold, Inc.	700	19,740
Digi International, Inc. *	470	5,828
Diodes, Inc. *	300	7,017
DSP Group, Inc. *	400	4,980
Ebix, Inc.	640	39,488
EMCORE Corp. *	500	4,500
Entegris, Inc. *	700	17,360
Everi Holdings, Inc. *	1,800	11,430
EVERTEC, Inc.	300	4,755
Exar Corp. *	500	6,505
Fabrinet *	1,110	38,484

Finisar Corp. *	1,500	34,260
FireEye, Inc. *	700	8,757
FormFactor, Inc. *	1,400	15,540
Glu Mobile, Inc. *	3,800	8,778
GSI Technology, Inc. *	1,000	8,030
Hackett Group, Inc.	400	7,932
Harmonic, Inc. *	3,800	22,040
II-VI, Inc. *	600	19,890
Imperva, Inc. *	200	8,890
Infinera Corp. *	600	5,952
Inphi Corp. *	200	8,284
Inseego Corp. *	1,300	2,782
Insight Enterprises, Inc. *	500	21,050
InterDigital, Inc.	200	17,980
Internap Corp. *	3,100	9,610
InvenSense, Inc. *	1,000	12,860
Iteris, Inc. *	800	4,232
Itron, Inc. *	300	19,455
KEMET Corp. *	1,200	13,452
Kimball Electronics, Inc. *	500	8,625
Kopin Corp. *	1,100	4,488
Kulicke & Soffa Industries, Inc. *	800	17,856
Limelight Networks, Inc. *	7,000	21,980
Liquidity Services, Inc. *	1,330	10,374
Magnachip Semiconductor Corp. *	900	7,650
ManTech International Corp., Class A	660	23,430
MaxLinear, Inc., Class A *	1,030	28,665
Meet Group, Inc./The *	830	4,947
Methode Electronics, Inc.	100	4,455
MicroStrategy, Inc., Class A *	100	19,017
MKS Instruments, Inc.	1,200	93,900
MoneyGram International, Inc. *	1,700	30,277
Nanometrics, Inc. *	580	18,302
NETGEAR, Inc. *	460	21,689
NetScout Systems, Inc. *	1,600	60,240
Novanta, Inc. *	400	11,220
Oclaro, Inc. *	2,300	18,423
OSI Systems, Inc. *	200	15,480
Park Electrochemical Corp.	400	6,928
Paylocity Holdings Corp. *	500	19,720
PCM, Inc. *	290	7,308
PC-Tel, Inc.	1,300	10,062
Photronics, Inc. *	3,400	39,100
Pixelworks, Inc. *	1,500	7,335
Plantronics, Inc.	300	16,380
PRGX Global, Inc. *	1,500	9,825
QAD, Inc.	200	6,040
QuinStreet, Inc. *	1,500	6,720
Rightside Group Ltd. *	500	5,020
Rocket Fuel, Inc. *	2,900	14,572
Rogers Corp. *	540	55,588
Rudolph Technologies, Inc. *	600	14,700
Sanmina Corp. *	2,460	91,635
Science Applications International Corp.	100	7,299
Sigma Designs, Inc. *	500	3,100
Sonus Networks, Inc. *	760	5,837
StarTek, Inc. *	530	4,812
SYNNEX Corp.	500	54,215
Tech Data Corp. *	500	47,825
Telenav, Inc. *	700	6,090
TiVo Corp.	800	15,800
TTM Technologies, Inc. *	1,400	23,422

Ubiquiti Networks, Inc. *	750	38,640
Ultra Clean Holdings, Inc. *	500	9,620
Ultratech, Inc. *	400	12,208
Unisys Corp. *	400	4,520
Veeco Instruments, Inc. *	1,000	33,000
Verint Systems, Inc. *	900	35,370
Viavi Solutions, Inc. *	4,500	45,000
VirnetX Holding Corp. *	2,000	6,600
Virtusa Corp. *	100	3,098
Vishay Precision Group, Inc. *	400	6,880
Web.com Group, Inc. *	400	7,720
Xcerra Corp. *	1,200	11,760
Xperi Corp.	200	6,720
YuMe, Inc. *	1,500	6,240
Zebra Technologies Corp., Class A *	200	18,854

		2,175,978

Materials - 5.57%
A Schulman, Inc.	1,000	31,650
AgroFresh Solutions, Inc. *	3,300	18,513
AK Steel Holding Corp. *	2,000	12,680
Allegheny Technologies, Inc.	1,400	25,690
American Vanguard Corp.	300	5,025
Ampco-Pittsburgh Corp.	100	1,455
Calgon Carbon Corp.	900	13,095
Carpenter Technology Corp.	500	20,300
Century Aluminum Co. *	2,600	35,464
Chemours Co./The	2,540	102,337
Clearwater Paper Corp. *	110	5,346
Cliffs Natural Resources, Inc. *	1,950	13,104
Coeur Mining, Inc. *	900	8,154
Commercial Metals Co.	1,300	24,232
Eagle Materials, Inc.	170	16,315
Ferroglobe PLC	500	4,825
Flotek Industries, Inc. *	1,100	13,211
FutureFuel Corp.	1,400	21,644
Greif, Inc., Class A	640	37,517
Hawkins, Inc.	100	5,110
Hecla Mining Co.	10,470	57,061
Huntsman Corp.	700	17,339
Innophos Holdings, Inc.	190	9,109
Kaiser Aluminum Corp.	200	16,882
KapStone Paper and Packaging Corp.	1,610	33,955
KMG Chemicals, Inc.	300	15,765
Koppers Holdings, Inc. *	460	19,527
Kraton Performance Polymers, Inc. *	470	15,374
Kronos Worldwide, Inc.	3,200	56,064
LSB Industries, Inc. *	300	3,306
Materion Corp.	500	19,025
Mercer International, Inc.	2,200	26,840
Minerals Technologies, Inc.	680	53,516
Olin Corp.	1,680	53,978
Omnova Solutions, Inc. *	500	4,750
PolyOne Corp.	170	6,666
Rayonier Advanced Materials, Inc.	600	7,950
Ryerson Holding Corp. *	1,140	15,618
Schnitzer Steel Industries, Inc., Class A	500	9,450
Schweitzer-Mauduit International, Inc.	200	8,610
Stepan Co.	550	46,640
Stillwater Mining Co. *	1,400	25,172
Summit Materials, Inc., Class A *	1,214	31,151
SunCoke Energy, Inc. *	1,200	11,004
Synalloy Corp. *	700	9,065

TimkenSteel Corp. *	800	12,064
Tredegar Corp.	500	8,575
Tronox Ltd.	1,600	26,416
Valhi, Inc.	3,800	12,616
Worthington Industries, Inc.	100	4,350

		1,053,505

Real Estate - 7.82%
Agree Realty Corp.	240	11,635
Alexander’s, Inc.	100	43,481
American Assets Trust, Inc.	820	35,121
Ashford Hospitality Trust, Inc.	900	5,625
AV Homes, Inc. *	200	3,510
CareTrust REIT, Inc.	800	13,616
CBL & Associates Properties, Inc.	1,800	16,650
Chimera Investment Corp.	4,050	82,458
Colony NorthStar, Inc., Class A	1,913	25,003
Colony Starwood Homes	200	6,914
CoreCivic, Inc.	1,300	44,785
CorEnergy Infrastructure Trust, Inc.	490	17,875
Cousins Properties, Inc.	4,009	34,036
CyrusOne, Inc.	230	12,567
DiamondRock Hospitality Co.	3,400	37,434
EastGroup Properties, Inc.	200	15,650
Empire State Realty Trust, Inc., Class A	2,440	50,752
FelCor Lodging Trust, Inc.	300	2,325
First Industrial Realty Trust, Inc.	900	25,326
First Potomac Realty Trust	800	8,800
Franklin Street Properties Corp.	3,610	43,789
GEO Group, Inc./The	1,650	54,978
Gladstone Commercial Corp.	200	4,460
Government Properties Income Trust	1,260	26,863
Great Ajax Corp.	350	4,760
Healthcare Realty Trust, Inc.	500	16,400
HFF, Inc., Class A *	200	6,280
Independence Realty Trust, Inc.	1,690	15,548
InfraREIT, Inc.	800	15,280
Invesco Mortgage Capital, Inc.	1,720	28,053
LaSalle Hotel Properties	1,200	34,272
Lexington Realty Trust	5,300	53,901
Mack-Cali Realty Corp.	1,470	39,763
Maui Land & Pineapple Co., Inc. *	500	6,825
Medical Properties Trust, Inc.	2,710	35,420
National Health Investors, Inc.	650	47,560
National Storage Affiliates Trust	300	7,350
New Residential Investment Corp.	4,550	75,848
New Senior Investment Group, Inc.	1,810	18,860
New York Mortgage Trust, Inc.	4,260	27,307
NexPoint Residential Trust, Inc.	400	9,604
Parkway, Inc.	501	10,095
PennyMac Mortgage Investment Trust	2,440	43,627
Preferred Apartment Communities, Inc., Class A	410	5,802
RE/MAX Holdings, Inc., Class A	420	24,843
Rexford Industrial Realty, Inc.	1,580	39,405
Sabra Health Care REIT, Inc.	1,320	35,891
Select Income REIT	1,440	36,086
Seritage Growth Properties	500	20,750
Silver Bay Realty Trust Corp.	400	8,572
STAG Industrial, Inc.	2,610	68,800
Stratus Properties, Inc.	200	5,970
Summit Hotel Properties, Inc.	3,130	51,739
Tanger Factory Outlet Centers, Inc.	200	6,238
UMH Properties, Inc.	600	9,612

Urstadt Biddle Properties, Inc., Class A	200	3,932
Washington Prime Group, Inc.	1,500	13,200
Whitestone REIT	990	12,415
Xenia Hotels & Resorts, Inc.	900	15,714

		1,479,375

Telecommunication Services - 0.13%
Boingo Wireless, Inc. *	400	5,716
IDT Corp.	200	3,038
Vonage Holdings Corp. *	2,500	16,775

		25,529

Utilities - 4.33%
ALLETE, Inc.	780	54,530
Artesian Resources Corp., Class A	240	9,218
Atlantica Yield PLC	600	12,504
Avista Corp.	1,087	43,850
Black Hills Corp.	500	34,010
Cadiz, Inc. *	600	9,060
California Water Service Group	1,305	46,588
Connecticut Water Service, Inc.	292	15,672
Delta Natural Gas Co., Inc.	80	2,424
El Paso Electric Co.	682	35,191
Genie Energy Ltd., Class B	1,200	9,540
Hawaiian Electric Industries, Inc.	127	4,257
IDACORP, Inc.	707	59,756
MGE Energy, Inc.	862	55,427
Middlesex Water Co.	427	16,277
Northwest Natural Gas Co.	785	46,786
NRG Yield, Inc., Class C	1,100	19,470
ONE Gas, Inc.	600	41,298
Ormat Technologies, Inc.	235	13,879
Otter Tail Corp.	1,380	54,510
Pattern Energy Group, Inc.	300	6,606
Portland General Electric Co.	1,072	48,604
Pure Cycle Corp. *	1,200	8,340
SJW Group	300	14,652
South Jersey Industries, Inc.	1,000	37,520
Southwest Gas Corp.	660	55,282
TerraForm Global, Inc., Class A *	1,600	7,600
TerraForm Power, Inc., Class A *	1,300	16,367
WGL Holdings, Inc.	500	41,230

		820,448

Total Common Stocks (Cost $14,096,855)		16,893,436

Investment Companies - 10.23%
Exchange-Traded Funds - 4.25%
iShares Russell 2000 Value ETF	4,950	587,070
SPDR S&P Metals & Mining ETF	2,400	71,520
SPDR S&P Oil & Gas Equipment & Services ETF	4,300	76,325
SPDR S&P Oil & Gas Exploration & Production ETF	2,000	69,900

Total Exchange-Traded Funds		804,815

Money Market Funds - 5.98%
Federated Treasury Obligations Fund, Institutional Class	1,131,296	1,131,296

Total Investment Companies		1,936,111

Total Investments – 99.50% (Cost $15,986,776)		18,829,547

Other Assets in Excess of Liabilities – 0.50%		94,382

NET ASSETS – 100.00%		$18,923,929

*	Non-income producing security.

Yorktown Mid Cap Fund

Schedule of Investments

April 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - 94.92%
Consumer Discretionary - 18.27%
Coach, Inc.	20,000	$787,800
Mattel, Inc.	31,000	695,020
Party City Holdco, Inc. *	36,500	584,000
Ralph Lauren Corp.	9,600	774,912
Signet Jewelers Ltd.	12,000	790,080

		3,631,812

Consumer Staples - 3.98%
Avon Products, Inc. *	90,000	436,500
Mead Johnson Nutrition Co.	4,000	354,880

		791,380

Energy - 11.29%
Antero Resources Corp. *	34,400	728,936
EQT Corp.	6,500	377,910
Plains GP Holdings LP, Class A	12,600	375,102
Weatherford International PLC *	132,000	761,640

		2,243,588

Financials - 14.70%
Ally Financial, Inc.	40,500	801,900
Ameriprise Financial, Inc.	3,000	383,550
E*TRADE Financial Corp. *	11,000	380,050
FNF Group *	9,500	389,025
Lincoln National Corp.	12,000	791,160
SVB Financial Group *	1,000	175,940

		2,921,625

Health Care - 12.29%
AmerisourceBergen Corp.	8,800	722,040
MEDNAX, Inc. *	5,700	344,052
Perrigo Co. PLC	8,100	598,914
Zimmer Biomet Holdings, Inc.	6,500	777,725

		2,442,731

Industrials - 15.78%
AECOM *	22,500	769,725
Dun & Bradstreet Corp./The	3,900	427,479
Johnson Controls International PLC	9,300	386,601
Kansas City Southern	4,500	405,315
MSC Industrial Direct Co., Inc., Class A	5,100	456,603
NN, Inc.	25,000	690,000

		3,135,723

Information Technology - 12.78%
CommScope Holding Co., Inc. *	4,800	201,792
CSRA, Inc.	12,500	363,500
DXC Technology Co. *	2,740	206,431
Hewlett Packard Enterprise Co.	44,000	819,720
Keysight Technologies, Inc. *	9,900	370,557
Motorola Solutions, Inc.	4,500	386,865
NXP Semiconductors NV *	1,800	190,350

		2,539,215

Materials - 5.83%
Freeport-McMoRan, Inc. *	29,100	371,025
Reliance Steel & Aluminum Co.	10,000	788,200

		1,159,225

Total Common Stocks (Cost $19,247,021)		18,865,299

Investment Companies - 5.55%
Money Market Funds - 5.55%
Federated Government Obligations Fund, Institutional Class	1,102,926	1,102,926

Total Investment Companies		1,102,926

Total Investments – 100.47% (Cost $20,349,947)		19,968,225

Liabilities in Excess of Other Assets – (0.47)%		(94,206)

NET ASSETS – 100.00%		$19,874,019

*	Non-income producing security.

Investment Valuation

The Yorktown Small Cap Fund and Yorktown Mid Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value.

Yorktown Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$16,893,436	$—	$—	$16,893,436
Investment Companies	1,936,111	—	—	1,936,111

Total	$18,829,547	$—	$—	$18,829,547

Yorktown Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,865,299	$—	$—	$18,865,299
Investment Companies	1,102,926	—	—	1,102,926

Total	$19,968,225	$—	$—	$19,968,225

At April 30, 2017, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Small Cap Fund	Yorktown Mid Cap Fund
Cost of investments	$15,991,302	$20,365,942

Gross unrealized appreciation	$3,180,332	$616,739
Gross unrealized depreciation	(342,087)	(1,014,456)

Net unrealized appreciation/(depreciation) on investments	$2,838,245	$(397,717)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: June 27, 2017

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: June 27, 2017